                   ------------------------------------------


                            OFFIT VIF-HIGH YIELD FUND

                         OFFIT VIF-EMERGING MARKETS FUND

                              DJG VALUE EQUITY FUND

                          OFFIT VIF-U.S. SMALL CAP FUND

                           OFFIT VIF-TOTAL RETURN FUND

                    OFFIT VIF-U.S. GOVERNMENT SECURITIES FUND


                   ------------------------------------------







                                  ANNUAL REPORT


                                DECEMBER 31, 1999

















                     THE OFFIT VARIABLE INSURANCE FUND, INC.

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Policyholders:

We are pleased to present you with the December 31, 1999 Annual Report for The OFFIT Variable Insurance Fund, Inc. As of that date the Funds' investment portfolios have assets in excess of $80 million, an increase of $25 million over year-end 1998.

The specific results of the respective Funds, along with an investment and market commentary from each portfolio manager, are part of this Annual Report. As always, we have tried to make each market commentary informative, and I hope that you will find them helpful.

On September 1, 1999 OFFITBANK Holdings, Inc. consummated its merger with the Wachovia Corporation. Since then OFFITBANK has been functioning as a distinct operating subsidiary of Wachovia, and on October 22, 1999 Morris joined the Board of the Wachovia Corporation and Wachovia Bank, N.A. From our perspective, we are particularly pleased by the positive effects of the merger. Wachovia has been unqualified in its support of OFFITBANK and our clients. We have been working very closely with the Wachovia family in order to develop additional resources and expanded wealth management services to more effectively meet the needs of our clients.

We greatly value your participation in our Funds. Let us know of your interests and concerns as we continue to try to serve you better. If you have any questions, please do not hesitate to call.

Sincerely,

/s/ Wallace Mathai-Davis

Wallace Mathai-Davis

January 19, 2000

                                      OFFIT
                              VIF - HIGH YIELD FUND
--------------------------------------------------------------------------------

The challenging market conditions that began in the summer of 1998 continued to have an impact throughout all of 1999. The Fund's net investment return for the second half of 1999 was a disappointing -1.2%, bringing the full year return to -0.29%. The December 31, 1999 net asset value of $9.50 after the $.05 year-end distribution was 9% lower than the $10.40 prior year value. The net assets of the Fund at year-end were $48.2 million. Reflective of the higher market yields and lower prices, the 30-day SEC yield increased to 9.32% at year-end from 8.26% at June 30, 1999.

The high yield market and the Fund fulfilled one of its primary investment goals during 1999 by adding substantial value over investment grade fixed income returns. However, 1999 results were unsatisfactory in many respects. We had more credit problems than should be expected given the higher quality focus of the portfolio. Credit deterioration, that historically would have resulted in only modest losses, too often turned into a pricing free fall because of the diminished liquidity for credits that have disappointed. The market is demanding increasingly higher yields for out of favor credits and industries.

Throughout 1999, higher quality high yield holdings which are more sensitive to interest rates than the broad market were under pressure as well. The rewards for credit upgrades were often nonexistent due to the significant backup in interest rates during the year. While spreads for solid double B credits are relatively unchanged in the range of 275 to 300 basis points, absolute yields have increased to the 9 1/2% area from below 8% a year ago. The average high yield bond now yields nearly 11%.

Defaults and credit problems should have less of an impact on the market going forward. Today's yields and spreads reflect the expectation that the default rate will stay above the historic averages. Most of the price erosion for deteriorating credits has occurred well in advance of the actual default. With approximately 12% of the high yield market trading at yield spreads in excess of 1000 basis points, a large number of future defaults is built into today's bond prices.

The default rate for the domestic high yield market climbed above 4% in 1999 for the first time since 1991. The number of companies and the dollar volume of defaults were a record due to the increased size of the market. The default rate should stabilize and decline modestly in the coming year. The energy industry, which contributed a large number of 1999 defaults, has turned around with the recent doubling oil prices. And the long-term care industry, of which we are too painfully aware, also appears to have bottomed.

After two consecutive years of sub-coupon returns, the high yield market appears to offer total return potential in excess of the current coupon. The price of the average bond is trading at a substantial discount to par and the average yield is well above levels seen for the last five years. The market has digested a large increase in problem credits and substantial new issue supply while there has been virtually no positive mutual fund inflows. The liquidity that has pressured pricing downward can also move prices upward should new money come into the market.

The new money purchaser of high yield securities continues to be CBO's. Buying by CBO's has provided substantial liquidity to the broad market as dealer trading liquidity has become focused on a narrower list of issues. During 1999, CBO issuance increased to an estimated $50 billion. We would expect CBO issuance to continue to provide a cushion against dramatic spread widening.

The Fund is well positioned to benefit when the high yield market strengthens. During the second half of 1999, we began to consolidate the number of issues in the portfolio. We sold a large number of our smaller, less liquid positions when the market allowed us to exit at favorable prices. We also sold some issues trading at investment grade spreads including former core holdings Lenfest Communications, Jones Cable, and Host Marriott Travel Plaza. We added to some of our core higher quality holdings at lower prices. Additionally, we added a number of large, liquid, high-quality telecom credits to the portfolio including Global Crossing and Williams Communications.

We continue to focus on the better quality sectors of the high yield market and have made a conscious effort to maintain portfolio quality. As of year-end, approximately 50% of the holdings in the Fund are rated Ba3 or better by Moody's or BB- or better by Standard and Poor's. Additionally, 76% of the holdings are rated at least B1 or B+. Many of the lower rated or unrated holdings are senior in the capital structure, including our largest holding, Eurotunnel bank debt. The Fund remains well diversified with over 120 issues. We continue to believe that better quality high yield credits will outperform fixed income alternatives over time.


Stephen T. Shapiro
January 19, 2000

                                      OFFIT
                              VIF - HIGH YIELD FUND
--------------------------------------------------------------------------------
The following graph represents the total return based on a $10,000 investment made in the OFFIT VIF-High Yield Fund at the trading commencement date of April 1, 1996 and held through December 31, 1999 against the performance of the Merrill Lynch High Yield "BB" 5-6.99 Year and the 5 Year Treasury over the same period.


                          4/1/96   6/30/96   12/31/96    6/30/97   12/31/97    6/30/98     12/31/98    6/30/99   12/31/99
                         --------  -------   ---------  ---------  ---------   ---------   ----------  -------   --------
OFFIT VIF-High Yield
  Fund                     10,000   10,164      11,131     11,723     12,461      12,993       13,003   13,123     12,694
Merrill Lynch High Yield
  "BB"                     10,000   10,095      10,808     11,359     12,041      12,531       12,721   12,907     13,037
5 Year Treasury            10,000    9,973      10,384     10,626     11,218      11,601       12,319   12,022     12,005


             -------------------------------------------------- ----------------------------- --------------------------
                                                                                                   Since Inception
                               Total Return                               One Year                 (April 1, 1996)
                               ------------                               --------                 ----------------
             OFFIT VIF-High Yield Fund*                                   (0.29%)                       7.17%
             Merrill Lynch Yield "BB" 5-6.99 Year                          2.48%                        7.33%
             5 Year Treasury                                              (2.54%)                       4.99%
             -------------------------------------------------- ----------------------------- --------------------------


* Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include charges imposed in connection with variable insurance and annuity contracts, and if such charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (90.0%)
     AUTOMOTIVE (3.7%)
           Exide Corp. Sr Notes, 10.00%, 04/15/05                                         $     150,000        $        145,500
           Exide Holding Europe S.A., 9.125%, 04/15/04 (144A)                                   500,000 (a)(1)          250,393
           Federal-Mogul Corp. Notes, 7.875%, 07/01/10                                          500,000                 448,470
           Hayes Lemmerz International Inc. Sr Sub Notes, 9.125%, 07/15/07                      500,000                 488,750
           Lear Corp. Sr Notes, 8.11%, 05/15/09 (144A)                                          500,000  (1)            471,565
                                                                                                                 ---------------
                                                                                                                      1,804,678
                                                                                                                 ---------------

     BROADCAST/MEDIA (3.5%)
           Echostar Corp. Sr Note, 9.25%, 02/01/06                                              500,000                 503,750
           Hollinger International Publishing Sr Sub Notes, 9.25%, 03/15/07                     250,000                 248,750
           Lamar Media Corp. Sr Sub Notes, 9.625%, 12/01/06                                     500,000                 516,250
           Outdoor Systems Inc. Sr Sub Notes, 9.375%, 10/15/06                                  250,000                 263,125
           Sun Media Corp. Sr Sub Notes, 9.50%, 05/15/07                                        155,000                 153,837
                                                                                                                 ---------------
                                                                                                                      1,685,712
                                                                                                                 ---------------

     CABLE (5.6%)
           Adelphia Communications Corp. Sr Notes, 9.375%, 11/15/09                             500,000                 490,000
           Adelphia Communications Corp. Sr Notes, 9.875%, 03/01/07                             200,000                 203,000
           Century Communications Corp. Sr Notes, 8.875%, 01/15/07                              400,000                 387,000
           CSC Holdings Inc. Sr Notes, 9.25%, 11/01/05                                          300,000                 306,750
           NTL Inc. Sr Notes, 0/9.75%, 04/01/08                                                 500,000  (2)            350,000
           Olympus Communications L.P. Sr Notes, 10.625%, 11/15/06                              300,000                 312,000
           Telewest Communications PLC Sr Discount Debs., 9.625%, 10/01/06                      250,000                 255,000
           Telewest Communications PLC Sr Discount Debs., 0/11.00%, 10/01/07                    400,000  (2)            374,000
                                                                                                                 ---------------
                                                                                                                      2,677,750
                                                                                                                 ---------------

     CHEMICAL (4.7%)
           Borden Chemicals & Plastics Sr Notes, 9.50%, 05/01/05                                500,000                 465,000
           Huntsman ICI Chemicals Sr Sub Notes, 10.125%, 07/01/09                               500,000  (b)            531,272
           ISP Holdings Inc. Sr Notes, 9.00%, 10/15/03                                          300,000                 294,750
           Lyondell Chemical Co. Sr Secured Notes, 9.625%, 05/01/07                             500,000                 512,500
           Polymer Group, 8.75%, 03/01/08                                                       300,000                 288,000
           Terra Industries Inc. Sr Notes, 10.50%, 06/15/05                                     250,000                 180,000
                                                                                                                 ---------------
                                                                                                                      2,271,522
                                                                                                                 ---------------

     CONSUMER GROUPS (5.9%)
           Ameriserve Food Co. Sr Notes, 8.875%, 10/15/06                                       500,000                 290,000
           Chiquita Brands International Inc. Sr Notes, 10.25%, 11/01/06                        850,000                 629,000
           Fedders N.A. Sr Sub Notes, 9.375%, 08/15/07                                          200,000                 198,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
     CONSUMER GROUPS (CONTINUED)
           Fisher Scientific International Inc. Sr Sub Notes, 9.00%, 02/01/08             $     500,000        $        478,750
           Fleming Companies Inc. Sr Notes, 10.625%, 12/15/01                                   500,000                 510,000
           Fruit of The Loom Sr Notes, 8.875%, 04/15/06                                         500,000  (4)             20,000
           Playtex Products Inc. Sr Notes, 8.875%, 07/15/04                                     250,000                 249,375
           Revlon Consumer Products Sr Sub Notes, 8.625%, 02/01/08                              250,000                 127,500
           United Artists Theatre Pass Through Certificates, 9.30%, 07/01/15                    466,829                 326,780
                                                                                                                 ---------------
                                                                                                                      2,829,405
                                                                                                                 ---------------
     FINANCIAL SERVICES/INSURANCE (2.7%)
           Amresco Inc. Sr Sub Notes, 9.875%, 03/15/05                                          500,000                 315,000
           Presidential Life Corp. Sr Notes, 7.875%, 02/15/09                                   350,000                 326,959
           Reliance Group Holdings Inc. Sr Sub Notes, 9.75%, 11/15/03                           350,000                 259,000
           Willis Corroon Corp. Sr Sub Notes, 9.00%, 02/01/09                                   500,000                 416,250
                                                                                                                 ---------------
                                                                                                                      1,317,209
                                                                                                                 ---------------
     FOREST & PAPER PRODUCTS (2.7%)
           Doman Industries Limited Sr Notes, 8.75%, 03/15/04                                   200,000                 170,000
           Repap New Brunswick First Priority Sr Secured Notes, 9.00%, 06/01/04                 600,000                 585,000
           Stone Container Corp. Sr Secured Notes, 10.75%, 10/01/02                             300,000                 308,625
           Stone Container Corp. Sr Sub Debs., 12.25%, 04/01/02                                 250,000                 250,625
                                                                                                                 ---------------
                                                                                                                      1,314,250
                                                                                                                 ---------------

     GENERAL INDUSTRIES/MANUFACTURING (4.9%)
           Allied Waste North America Sr Notes, 7.625%, 01/01/06                                500,000                 450,000
           Galey & Lord Inc. Sr Sub Notes, 9.125%, 03/01/08                                     200,000                  48,000
           Nortek Inc. Sr Notes, 9.25%, 03/15/07                                                600,000                 583,500
           Pillowtex Corp., 9.00%, 12/15/07                                                     300,000                 129,000
           United Rentals Inc., 9.00%, 04/01/09                                                 400,000                 376,000
           Westpoint Stevens Inc. Sr Notes, 7.875%, 06/15/08                                    300,000                 268,500
           Williams Scotsman Inc. Sr Notes, 9.875%, 06/01/07                                    500,000                 485,000
                                                                                                                 ---------------
                                                                                                                      2,340,000
                                                                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
     HEALTH CARE (3.7%)
           Columbia/HCA Healthcare Notes, 6.91%, 06/15/05                                 $     300,000        $        271,584
           Columbia/HCA Healthcare Medium Term Notes, 8.85%, 01/01/07                           300,000                 298,539
           Extendicare Health Services Sr Sub Notes, 9.35%, 12/15/07                            250,000                 167,500
           Integrated Health Services Inc. Sr Sub Notes, 9.50%, 09/15/07                        400,000  (4)             30,000
           Medaphis Corp. Sr Notes, 9.50%, 02/15/05                                             200,000                 155,000
           Sun Healthcare Group Inc. Sr Sub Notes, 9.50%, 07/01/07                              500,000  (4)             60,000
           Tenet Healthcare Corp. Sr Sub Notes, 8.625%, 01/15/07                                850,000                 818,125
                                                                                                                 ---------------
                                                                                                                      1,800,748
                                                                                                                 ---------------

     HOTELS & GAMING (8.0%)
           Felcor Suites L.P. Sr Notes, 7.625%, 10/01/07                                        320,000                 287,200
           HMH Properties Sr Notes, 7.875%, 08/01/08                                            600,000                 540,000
           Hollywood Park Operating Inc. Sr Sub Notes, 9.50%, 08/01/07                          300,000                 299,250
           International Game Technology Sr Notes, 8.375%, 05/15/09                             500,000                 483,750
           John Q. Hammons Hotels L.P. First Mtg. Notes, 8.875%, 02/15/04                       550,000                 497,750
           John Q. Hammons Hotels L.P. First Mtg. Notes, 9.75%, 10/01/05                        200,000                 184,000
           Meristar Hospitality Corp. Sr Sub Notes, 8.75%, 08/15/07                             200,000                 184,000
           Park Place Entertainment Sr Sub Notes, 7.875%, 12/15/05                              300,000                 285,750
           Prime Hospitality Corp. First Mtg. Notes, 9.25%, 01/15/06                            250,000                 252,500
           Prime Hospitality Corp. Sr Sub Notes, 9.75%, 04/01/07                                250,000                 242,500
           Sun International Hotels Ltd. Sr Sub Notes, 9.00%, 03/15/07                          300,000                 287,250
           Trump Atlantic City First Mtg. Notes, 11.25%, 05/01/06                               350,000                 287,000
                                                                                                                 ---------------
                                                                                                                      3,830,950
                                                                                                                 ---------------

     METALS & MINING (7.3%)
           AK Steel Corp. Sr Notes, 9.125%, 12/15/06                                            400,000                 405,000
           Centaur Mining Exploration Sr Secured Notes, 11.00%, 12/01/07                        250,000                 247,500
           Freeport McMoran C&G Debs., 7.20%, 11/15/26                                          300,000                 225,000
           Glencore Nickel Pty Ltd. Sr Secured Bonds, 9.00%, 12/01/14                           250,000                 215,000
           Great Central Mines Ltd. Sr Notes, 8.875%, 04/01/08                                  500,000                 461,250

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
     METALS & MINING (CONTINUED)
           Inland Steel Co. First Mortgage, 7.90%, 01/15/07                               $     300,000        $        273,000
           Kaiser Aluminum & Chemical Corp. Sr Notes, 10.875%, 10/15/06                         175,000                 175,437
           LTV Corp. Sr Notes, 8.20%, 09/15/07                                                  500,000                 457,500
           National Steel Corp. First Mtg. Bonds, 8.375%, 08/01/06                              598,000                 562,120
           P&L Coal Holdings, 8.875%, 05/15/08                                                  500,000                 488,750
                                                                                                                 ---------------
                                                                                                                      3,510,557
                                                                                                                 ---------------

     OIL/GAS (6.9%)
           Clark R&M Inc. Sr Notes, 8.625%, 08/15/08                                            400,000                 260,000
           Ferrellgas Partner L.P. Sr Notes, 9.375%, 06/15/06                                   525,000                 514,500
           Giant Industries Services Inc. Sr Sub Notes, 9.00%, 09/01/07                         400,000                 370,000
           Gulf Canada Resources Ltd. Sr Sub Debs., 9.25%, 01/15/04                             300,000                 299,949
           KCS Energy Inc. Sr Notes, 11.00%, 01/15/03                                           725,000  (4)            572,750
           Newpark Resources Inc. Sr Sub Notes, 8.625%, 12/15/07                                500,000                 465,000
           Nuevo Energy Co. Sr Sub Notes, 9.50%, 06/01/08                                       400,000                 394,000
           Trico Marine Services Sr Notes, 8.50%, 08/01/05                                      500,000                 470,000
                                                                                                                 ---------------
                                                                                                                      3,346,199
                                                                                                                 ---------------

     REAL ESTATE (7.5%)
           CB Richard Ellis Sr Sub Notes, 8.875%, 06/01/06                                      500,000                 445,000
           Forest City Enterprises Sr Notes, 8.50%, 03/15/08                                    300,000                 279,000
           Lennar Corp Sr Notes, 7.625%, 03/01/09                                               500,000                 452,040
           LNR Property Corp., 9.375%, 03/15/08                                                 500,000                 470,000
           MDC Holdings Inc. Sr  Notes, 8.375%, 02/01/08                                        500,000                 460,000
           Rockefeller Center Properties Sr Notes, 0.00%, 12/31/00                              670,000                 562,800
           Tanger Properties L.P. Sr Notes, 7.875%, 10/24/04                                    500,000                 462,125
           Toll Corp, 8.00%, 05/01/09                                                           500,000                 458,750
                                                                                                                 ---------------
                                                                                                                      3,589,715
                                                                                                                 ---------------

     RETAIL (2.3%)
           Nine West Group Inc. Sr Notes, 8.375%, 08/15/05                                      250,000                 249,070
           Petro Stopping Centers Sr Notes, 10.50%, 02/01/07                                    200,000                 185,500
           Travelcenters of America Inc. Sr Sub Notes, 10.25%, 04/01/07                         400,000                 398,000
           Zale Corp. Sr Notes, 8.50%, 10/01/07                                                 300,000                 291,000
                                                                                                                 ---------------
                                                                                                                      1,123,570
                                                                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
     TELECOMMUNICATIONS-WIRELESS (5.6%)
           Nextel Communications Sr Discount Notes, 0/9.75%, 10/31/07                     $     300,000  (2)   $        216,750
           Nextel Communications Sr Discount Notes, 0/10.65%, 09/15/07                          350,000  (2)            264,250
           Orange PLC Sr Notes, 8.75%, 06/01/06                                                 500,000                 525,000
           Orange PLC Sr Notes, 8.00%, 08/01/08                                                 500,000                 502,500
           Paging Network Sr Sub Notes, 10.125%, 08/01/07                                       500,000                 155,000
           Price Communications Wireless Sr Notes, 9.125%, 12/15/06                             500,000                 510,000
           Rogers Cantel Inc. Sr Sub Notes, 8.80%, 10/01/07                                     500,000                 505,000
                                                                                                                 ---------------
                                                                                                                      2,678,500
                                                                                                                 ---------------

     TELECOMMUNICATIONS-WIRELINE (6.7%)
           Alaska Communications Sr Sub Notes, 9.375%, 05/15/09                                 500,000                 483,750
           Flag Limited Sr Notes, 8.25%, 01/30/08                                               500,000                 460,000
           Global Crossing Holdings Ltd. Sr Notes, 9.125%, 11/15/06 (144A)                      350,000  (1)            346,063
           Intermedia Communications Sr Discount Notes, 0/11.25%, 07/15/07                      600,000  (2)            444,000
           Level 3 Communications Sr Notes, 9.125%, 05/01/08                                    500,000                 473,125
           Metromedia Fiber Network Sr Notes, 10.00%, 12/15/09                                  500,000                 510,000
           Williams Communications Group Inc. Sr Notes, 10.875%, 10/01/09                       500,000                 523,750
                                                                                                                 ---------------
                                                                                                                      3,240,688
                                                                                                                 ---------------

     TRANSPORTATION (5.2%)
           Eletson Holdings Inc. First Pfd. Mtg. Notes, 9.25%, 11/15/03                         500,000                 460,000
           Eurotunnel Finance Tier 1, 5.28%, 01/15/12                                        10,000,000 (c)(3)        1,243,668
           Navigator Gas Transport First Priority Ship Mtg. Notes, 10.50%, 06/30/07 (144A)      250,000  (1)            115,000
           Piedmont Aviation Inc. Equipment Trust Certificates, 9.80%, 05/08/04                 261,000                 272,093
           Stena AB Sr Notes, 8.75%, 06/15/07                                                   500,000                 410,000
                                                                                                                 ---------------
                                                                                                                      2,500,761
                                                                                                                 ---------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
     UTILITIES (3.1%)
           AES Corp. Sr Sub Notes, 8.50%, 11/01/07                                        $     250,000        $        233,125
           AES Eastern Energy Pass Through Certs., 9.00%, 01/02/17 (144A)                       500,000  (1)            477,500
           Caithness Coso Fund Corp. Sr Secured Notes, 9.05%, 12/15/09                          500,000                 497,500
           Calpine Corp. Sr Notes, 10.50%, 05/15/06                                             285,000                 302,100
                                                                                                                 ---------------
                                                                                                                      1,510,225
                                                                                                                 ---------------

           TOTAL CORPORATE BONDS (COST $48,567,705)                                                                  43,372,439
                                                                                                                 ---------------

PREFERRED STOCK (1.2%)
     HEALTH CARE (1.2%)
           Fresenius Medical Care Capital Trust Pfd.,  9.00%, 12/01/06                          600,000                 588,000
                                                                                                                 ---------------

           TOTAL PREFERRED STOCK (COST $619,500)                                                                        588,000
                                                                                                                 ---------------

REPURCHASE AGREEMENT (6.8%)

           Bank of New York Repurchase Agreement, 4.00%, 01/03/00 (dated 12/31/99;
           proceeds $3,258,486, collateralized by $3,315,000 U.S. Treasury
           Notes, 5.875%, due 10/31/01, valued at $3,327,431)                                 3,257,400               3,257,400
                                                                                                                 ---------------
           TOTAL REPURCHASE AGREEMENT (COST $3,257,400)                                                               3,257,400
                                                                                                                 ---------------


TOTAL INVESTMENTS (COST $52,444,605) (+)  -- 98.0%                                                                   47,217,839
OTHER ASSETS IN EXCESS OF LIABILITIES 2.0%                                                                              982,312
                                                                                                                 ---------------
TOTAL NET ASSETS -- 100.0%                                                                                         $ 48,200,151
                                                                                                                 ===============


           ---------------------------------------------------------------------

+    Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
                                   Unrealized appreciation                             $        162,524
                                   Unrealized depreciation                                   (5,389,290)
                                                                                           ------------
                                   Net unrealized depreciation                         $     (5,226,766)
                                                                                           ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                 OFFIT
                                                          VIF-HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
                                               SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                             SHARES OR
                                                                                             PRINCIPAL               MARKET
                                                                                              AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------------

           Principal denominated in the following currencies:
 (a)       Deutsche Mark
 (b)       European Currency Unit
 (c)       French Franc

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)       Step-Up bond.
 (3)       Illiquid security.
 (4)       Security in default.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      OFFIT
                           VIF - EMERGING MARKETS FUND
--------------------------------------------------------------------------------

The year-to-date total return of the OFFIT VIF-Emerging Markets Fund through December 31, 1999 was 25.19%. For the quarter ending December 31, 1999, the Fund had a total return of 10.82%. For the same periods the Lipper Emerging Markets Debt Fund Objective's total return was 24.40% and 12.30%, respectively. As of December 31, 1999, the Fund had a 30-day SEC yield of 12.2%, a current yield of 10.5%, an average duration of approximately 3.6 years, and a net asset value per share of $8.46.

Today, the Fund remains invested solely in US dollar-denominated bonds, of which approximately 72% were invested in Latin American corporate bonds and the remainder in government bonds from the region. At year end, the country allocations across Latin America are approximately as follows: Brazil, 44%; Mexico, 26%; and Argentina, 23%. Cash and accrued interest represent the remaining 7%. We believe that OFFITBANK's strategy of focusing on well researched, US dollar-denominated corporate debt has been the primary factor contributing to our outperformance over the Lipper Emerging Markets Debt Fund Objective average for the year.

Emerging markets bonds had a strong total return performance in the fourth quarter of 1999, as the markets became less concerned with Y2K issues and focused instead on improving global macroeconomic conditions that favor emerging markets, and Latin America in particular. Emerging markets bond spreads tightened by approximately 325 basis points during 1999 -- 275 basis points of the tightening occurred in the fourth quarter -- as growth gradually resumed and commodity prices stabilized. GDP growth across the primary markets in Latin America contracted by 0.5% for 1999, but was already rebounding by the fourth quarter. In contrast, 2000's forecasted average growth in the region is approximately 3.5% to 4.5%.

In the near term, the Fund's current and SEC yields of 10.5% and 12.2%, respectively, provide a significant cushion to a moderate increase in interest rates in the US, Japan and the European Union.

The Fund's investment strategy remains to be invested predominantly in US dollar-denominated, corporate bonds within Latin America with the flexibility of investing in broader global emerging markets as compelling fundamentally sound opportunities present themselves.

Richard M. Johnston                                           Richard C. Madigan
January 19, 2000

                                                       OFFIT
                                            VIF - EMERGING MARKETS FUND
-------------------------------------------------------------------------------

The following graph represents the total return based on a $10,000 investment made in the OFFIT VIF-Emerging Markets Fund at the trading commencement date of August 28, 1996 and held through December 31, 1999 against the performance of the J.P. Morgan Emerging Markets Bond Index+, J.P. Morgan Latin America Eurobond Index and Lipper Emerging Markets Debt Fund Objective over the same period. In addition, the graph below includes a composite of the return of such indices which we believe provides a comparison to the overall performance of the various asset classes in which the Fund invest.

[GRAPH]


                                                    8/28/96  12/31/96  6/30/97  12/31/97  6/30/98  12/31/98 6/30/99  12/31/99
                                                    -------  --------  -------  --------  -------  ----------------  --------
OFFIT VIF-Emerging Markets Fund                     10,000   10,593    11,464   11,455    11,633    9,595   10,450   12,013
50% J.P. Morgan Emerging Markets Bond Index+
 and 50% J.P. Morgan Latin America Eurobond Index   10,000   11,048    12,083   12,378    12,399   11,301   12,169   13,760
J.P. Morgan Emerging Markets Bond Index+            10,000   11,818    13,032   13,356    13,213   11,440   12,649   14,411
J.P. Morgan Latin America Eurobond Index            10,000   11,009    12,033   12,321    12,505   11,992   12,587   14,126
Lipper Analytical Emerging Market Debt Index        10,000   11,896    13,313   13,563    13,182   10,686   11,727   13,293


       ---------------------------------------------------------------------------------------------------------------------
                                                                                                         Since Inception
                                    Total Return                                      One Year          (August 28, 1996)
                                    ------------                                      --------           ---------------
       OFFIT VIF-Emerging Markets Fund*                                                25.19%                 5.64%
       Composite Index: 50% J.P. Morgan Emerging Markets Bond Index+ and
          50% J.P. Morgan Latin America Eurobond Index                                 21.89%                 10.02%

       J.P. Morgan Emerging Markets Bond Index+                                        25.97%                 10.12%

       J.P. Morgan Latin America Eurobond Index                                        17.80%                 9.92%

       Lipper Emerging Markets Debt Fund Objective                                     24.40%                 7.37%
       ---------------------------------------------------------------------------------------------------------------------

*Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include charges imposed in connection with variable insurance and annuity contracts, and if such charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.


                                                                 OFFIT
                                                       VIF-EMERGING MARKETS FUND
     ------------------------------------------------------------------------------------------------------------------------------
                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                           DECEMBER 31, 1999

                                                                                         SHARES OR
                                                                                         PRINCIPAL                  MARKET
                                                                                          AMOUNT                     VALUE
     ------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS (72.1%)
          BUILDING MATERIALS (5.5%)
              MEXICO (5.5%)
                Cemex International Capital LLC, 9.66%, 11/29/49                          $     250,000             $      245,000
                Internacional de Ceramica S.A., 9.75%, 08/01/02                                 225,000                    175,500
                                                                                                             ----------------------
                                                                                                                           420,500
                                                                                                             ----------------------

          CABLE (3.8%)
              ARGENTINA (3.8%)
                Cablevision S.A., 13.75%, 05/01/09                                              300,000                    291,750
                                                                                                             ----------------------

          FOOD (8.1%)
              ARGENTINA (4.2%)
                Mastellone Hermanos S.A., 11.75%, 04/01/08                                      400,000                    320,000
                                                                                                             ----------------------

              BRAZIL (3.9%)
                Arisco Produtos Alimenticios, 10.75%, 05/22/05                                  330,000                    301,950
                                                                                                             ----------------------
                                                                                                                           621,950
                                                                                                             ----------------------

          HOTELS & GAMING (3.1%)
              MEXICO (3.1%)
                Grupo Posadas S.A. de C.V., 10.375%, 02/13/02                                   250,000                    235,000
                                                                                                             ----------------------

          INDUSTRIAL (6.9%)
              MEXICO (6.9%)
                Sanluis Corp. S.A., 8.875%, 03/18/08                                            250,000                    223,125
                Vicap S.A., 10.25%, 05/15/02                                                     80,000                     77,000
                Vicap S.A., 11.375%, 05/15/07                                                   250,000                    230,000
                                                                                                             ----------------------
                                                                                                                           530,125
                                                                                                             ----------------------

          INFRASTRUCTURE (2.1%)
              ARGENTINA (2.1%)
                Cia Latino Americana, 11.625%, 06/01/04                                         250,000                    160,000
                                                                                                             ----------------------

          MEDIA (7.4%)
              BRAZIL (7.4%)
                Globo Communicacoes Participacoes, 10.50%, 12/20/06
                                                                                                270,000                    233,550
                Globo Communicacoes Participacoes, 10.625%, 12/05/08                            100,000                     84,875
                RBS Participacoes S.A., 11.00%, 04/01/07                                        300,000                    254,250
                                                                                                             ----------------------
                                                                                                                           572,675
                                                                                                             ----------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                 OFFIT
                                                       VIF-EMERGING MARKETS FUND
     ------------------------------------------------------------------------------------------------------------------------------
                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                         SHARES OR
                                                                                         PRINCIPAL                  MARKET
                                                                                          AMOUNT                     VALUE
     ------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS (CONTINUED)
          OIL AND GAS (4.7%)
              BRAZIL (4.7%)
                Cia Petrolifera Marlim, 13.125%, 12/17/04                                 $     350,000             $      360,500
                                                                                                             ----------------------

          PACKAGING (3.2%)
              MEXICO (3.2%)
                Grupo Industrial Durango, 12.00%, 07/15/01                                      125,000                    124,850
                Grupo Industrial Durango, 12.625%, 08/01/03                                     125,000                    124,062
                                                                                                             ----------------------
                                                                                                                           248,912
                                                                                                             ----------------------

          PETROCHEMICALS (1.7%)
              BRAZIL (1.7%)
                OPP Petroquimica S.A., 11.00%, 10/29/04                                         150,000                    132,000
                                                                                                             ----------------------

          RETAIL (3.4%)
              ARGENTINA (3.4%)
                Disco S.A., 9.875%, 05/15/08                                                    300,000                    261,750
                                                                                                             ----------------------

          STEEL (9.2%)
              ARGENTINA (2.0%)
                Acindar, 11.25%, 02/15/04                                                       200,000                    154,000
                                                                                                             ----------------------

              BRAZIL (4.3%)
                CSN Iron S.A., 9.125%, 06/01/07                                                 400,000                    333,500
                                                                                                             ----------------------

              MEXICO (2.9%)
                Hylsa S.A. de C.V., 9.25%, 09/15/07                                             250,000                    221,250
                                                                                                             ----------------------
                                                                                                                           708,750
                                                                                                             ----------------------

          TELECOMMUNICATIONS (6.2%)
              ARGENTINA (2.3%)
                Telefonica de Argentina, 9.125%, 05/07/08                                       200,000                    173,500
                                                                                                             ----------------------

              MEXICO (3.9%)
                Alestra S.A. de C.V., 12.625%, 05/15/09                                         300,000                    301,500
                                                                                                             ----------------------
                                                                                                                           475,000
                                                                                                             ----------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                 OFFIT
                                                       VIF-EMERGING MARKETS FUND
     ------------------------------------------------------------------------------------------------------------------------------
                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                         SHARES OR
                                                                                         PRINCIPAL                  MARKET
                                                                                          AMOUNT                     VALUE
     ------------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS (CONTINUED)
          UTILITIES (6.8%)
              BRAZIL (6.8%)
                COPEL, 9.75%, 05/02/05                                                    $     300,000             $      286,500
                SABESP, 10.00%, 07/28/05                                                        275,000                    233,750
                                                                                                             ----------------------
                                                                                                                           520,250
                                                                                                             ----------------------
                TOTAL CORPORATE BONDS (COST $5,633,676)                                                                  5,539,162
                                                                                                             ----------------------

     FOREIGN GOVERNMENTS (18.7%)
          SOVEREIGN DEBT (18.7%)
              ARGENTINA (4.5%)
                Republic of Argentina, 11.00%, 12/04/05                                         150,000                    146,025
                Republic of Argentina, Brady Floating Rate Bond, 6.8125%, 03/31/05              220,000  (2)               198,946
                                                                                                             ----------------------
                                                                                                                           344,971
                                                                                                             ----------------------

              BRAZIL (14.2%)
                Brazil Brady Capitalization Bonds, 5.00/8.00%, 04/15/14                         236,576  (1)               176,545
                Republic of Brazil, 11.625%, 04/15/04                                           500,000                    499,750
                Republic of Brazil EI, Floating Rate Notes, 6.938%,                             470,000  (2)               412,143
                04/15/06
                                                                                                             ----------------------
                                                                                                                         1,088,438
                                                                                                             ----------------------
                TOTAL FOREIGN GOVERNMENTS (COST $1,415,136)                                                              1,433,409
                                                                                                             ----------------------

     REPURCHASE AGREEMENT (7.1%)
                Bank of New York Repurchase Agreement 4.00%, 01/03/00 (dated 12/31/99;
                proceeds $548,283, collateralized by $550,000 U.S. Treasury Notes 5.875%
                due 10/31/01, valued at $557,478)                                               548,100                    548,100
                                                                                                             ----------------------
                TOTAL REPURCHASE AGREEMENT (COST $548,100)                                                                 548,100
                                                                                                             ----------------------

     TOTAL INVESTMENTS (COST $7,596,912) (+) -- 97.9%                                                                    7,520,671
     OTHER ASSETS IN EXCESS OF LIABILITIES 2.1%                                                                            164,875
                                                                                                             ----------------------
     TOTAL NET ASSETS -- 100.0%                                                                                    $     7,685,546
                                                                                                             ----------------------
                                                                                                             ----------------------


            --------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                 OFFIT
                                                       VIF-EMERGING MARKETS FUND
     ------------------------------------------------------------------------------------------------------------------------------
                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999




     ------------------------------------------------------------------------------------------------------------------------------
     +        Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
                                        Unrealized appreciation                   $             257,212
                                        Unrealized depreciation                               (357,798)
                                                                                    --------------------
                                        Net unrealized depreciation               $           (100,586)
                                                                                    --------------------
                                                                                    --------------------
      (1)     Step-Up bond.
      (2)     Interest rate in effect at December 31, 1999.



              Country Diversification (as a percentage of Total Investments):
                                        Argentina                                                22.68%
                                        Brazil                                                   44.00%
                                        Mexico                                                   26.03%
                                        United States                                             7.29%
                                                                                    --------------------
                                                                                                100.00%
                                                                                    --------------------
                                                                                    --------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      OFFIT
                              DJG VALUE EQUITY FUND
--------------------------------------------------------------------------------

The investing year of 1999 was filled with many crosscurrents. Technology and internet stocks boomed while most other stocks lagged. The NASDAQ index was up an astounding 86% while the increasingly technology-oriented S&P 500 gained over 20%. Notwithstanding the impressive gains in the reported indices, about 50% of the S&P 500 stocks were actually down for the year. In fact, the 432 non-technology stocks in the S&P 500 gained only about 1% during 1999. At year-end, the valuation discrepancy between growth and technology stocks versus most other sectors of the market, is extreme and the widest in our recollection by far.

Against this backdrop, we had a volatile, but positive investing year. Value stocks came to life during the second quarter and we showed very strong investment gains as the first half ended. The third quarter saw a general market correction with all equity indices off, and we gave back a large portion of our second quarter gains. Our portfolios recovered nicely during the latter part of the fourth quarter. For the year, the DJG Value Equity Fund gained 23.4%. That gain compared very favorably with the Russell Mid-Cap Value Index, which declined slightly for the year, and with value investors generally.

We are delighted with the strong performance of several of our core portfolio holdings, but disappointed that a number of our stocks lagged for the year. In our judgment, 1999's underperformers are very depressed at current prices and have the potential for adding considerable value to the Fund portfolio going forward.

As we enter the new Millennium, we remain frustrated with the extreme segmentation of the market, the mania for technology and internet stocks and the general speculation by the public as evidenced by day trading over the Internet. We believe that this situation cannot continue unabated. With the general economy sound, a good case can be made for renewed interest developing in value stocks which have been very much neglected over the past two years. In this regard, the stocks we own are priced at very attractive levels and are selling at substantial discounts from intrinsic value. We believe that they possess catalysts or strategic plans that will help to bring about appreciation and a narrowing of the price/value gap. Importantly, this substantial under-valuation should help to contain risk when an inevitable adjustment takes place in the over-speculative sectors of the market.

Regardless of how the market measures the values inherent in our holdings over the short term, we are confident that those franchise values will continue to grow, and eventually should be better reflected. The issue is one of timing - not "whether" but "when". We are encouraged by the potential in the portfolio, and expect to further appreciate clients' capital during the New Year.

Erwin A. Zeuschner
Portfolio Manager and
Principal of David J. Greene and Company, LLC

January 19, 2000

                                      OFFIT
                              DJG VALUE EQUITY FUND
--------------------------------------------------------------------------------

The following graph represents the total return based on a $10,000 investment made in the DJG Value Equity Fund at the trading commencement date of April 11, 1997 and held through December 31, 1999 as well as the performance of the S&P 500 Stock Index over the same period.

[GRAPH]


                        4/11/97  6/30/97  9/30/97  12/31/97 3/31/98  6/30/98  9/30/98  12/31/98 3/31/99  6/30/99  9/30/99  12/31/99
                        -------  -------  -------  -------- -------  -------  -------  -------- -------  -------  -------  --------
DJG Value Equity Fund   10,000   11,510   13,261   13,311   14,941   14,180   11,657   12,737   13,036   15,378   14,127   15,712
S&P 500 Stock Index     10,000   11,745   12,624   12,986   14,797   15,285   13,768   16,698   17,529   18,765   17,593   20,211

                -------------------------------------------------------------------------------------------------
                                                                                              Since Inception
                                 Total Return                            One Year             (April 11, 1997)
                                 ------------                            --------              --------------
                DJG Value Equity Fund*                                    23.37%                   18.06%
                S&P 500 Stock Index                                       21.04%                   29.50%
                -------------------------------------------------------------------------------------------------

*Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include charges imposed in connection with variable insurance and annuity contracts, and if such charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                                                OFFIT
                                                         DJG VALUE EQUITY FUND
     -------------------------------------------------------------------------------------------------------------------------------
                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                           DECEMBER 31, 1999

                                                                                           SHARES OR
                                                                                           PRINCIPAL                  MARKET
                                                                                            AMOUNT                    VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (87.7%)
          AGRICULTURE (3.0%)
                IMC Global, Inc.                                                             7,950           $              130,181
                                                                                                               ---------------------

          AUTOMOTIVE (3.4%)
                General Motors Corp.                                                         2,000                          145,375
                                                                                                               ---------------------

          COMPUTER EQUIPMENT (2.1%)
                Quantum Corporation-DLT & Storage Systems*                                   6,000                           90,750
                                                                                                               ---------------------

          COMPUTER SOFTWARE (2.4%)
                Policy Management Systems Corp.*                                             4,000                          102,250
                                                                                                               ---------------------

          CONSULTING (6.4%)
                Comdisco, Inc.                                                               7,500                          279,375
                                                                                                               ---------------------

          DATA PROCESSING (5.8%)
                Sterling Software, Inc.*                                                     8,000                          252,000
                                                                                                               ---------------------

          ELECTRONICS (3.9%)
                Galileo International, Inc.                                                  4,000                          119,750
                Sensormatic Electronics Corp.*                                               3,000                           52,313
                                                                                                               ---------------------
                                                                                                                            172,063
                                                                                                               ---------------------

          FINANCIAL SERVICES (5.4%)
                Dime Bancorp, Inc.                                                           6,000                           90,750
                The FINOVA Group, Inc.                                                       4,000                          142,000
                                                                                                               ---------------------
                                                                                                                            232,750
                                                                                                               ---------------------

          HEALTH CARE (3.2%)
                HEALTHSOUTH Rehabilitation Corp.*                                           17,500                           94,063
                McKesson HBOC, Inc.                                                          2,000                           45,125
                                                                                                               ---------------------
                                                                                                                            139,188
                                                                                                               ---------------------

          HOTELS & GAMING (1.2%)
                International Game Technology, Inc. *                                        2,500                           50,781
                                                                                                               ---------------------

          HUMAN RESOURCES (1.8%)
                Olsten Corp.                                                                 7,000                           79,188
                                                                                                               ---------------------

          INDUSTRIAL (1.2%)
                Westinghouse Air Brake Co.                                                   3,000                           53,250
                                                                                                               ---------------------

    THE ACCCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                OFFIT
                                                         DJG VALUE EQUITY FUND
     -------------------------------------------------------------------------------------------------------------------------------
                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                           SHARES OR
                                                                                           PRINCIPAL                  MARKET
                                                                                            AMOUNT                    VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
          INSURANCE (4.7%)
                Aetna, Inc.                                                                  2,500           $              139,531
                Everest Reinsurance Holdings, Inc.                                           3,000                           66,938
                                                                                                               ---------------------
                                                                                                                            206,469
                                                                                                               ---------------------

          MANUFACTURING (9.6%)
                Calgon Carbon Corp.                                                          5,000                           29,688
                Hussman International, Inc.                                                  6,000                           90,375
                Navistar International Corp. *                                               4,500                          213,188
                UNOVA, Inc.*                                                                 4,500                           58,500
                Whitman Corp.                                                                2,000                           26,875
                                                                                                               ---------------------
                                                                                                                            418,626
                                                                                                               ---------------------

          MEDICAL EQUIPMENT AND SUPPLIES (5.2%)
                Omnicare, Inc.                                                              15,000                          180,000
                Varian Medical Systems, Inc.*                                                1,500                           44,719
                                                                                                               ---------------------
                                                                                                                            224,719
                                                                                                               ---------------------
          MEDICAL HOSPITAL SERVICES (0.7%)
                Foundation Health Systems, Inc. - Class A*                                   3,000                           29,813
                                                                                                               ---------------------

          OFFICE EQUIPMENT AND SUPPLIES (2.0%)
                Lanier Worldwide, Inc.                                                      10,000                           38,750
                Wallace Computer Services, Inc.                                              3,000                           49,871
                                                                                                               ---------------------
                                                                                                                             88,621
                                                                                                               ---------------------
          PACKAGING & CONTAINERS (3.2%)
                Pactiv Corp.*                                                               13,300                          141,313
                                                                                                               ---------------------


          RETAIL (7.3%)
                Footstar, Inc.*                                                              3,500                          106,750
                HomeBase, Inc.*                                                              5,800                           17,763
                Rite Aid Corp.                                                               7,000                           78,313
                Toys 'R' Us, Inc.*                                                           8,000                          114,500
                                                                                                               ---------------------
                                                                                                                            317,326
                                                                                                               ---------------------
          SECURITY SERVICES (3.0%)
                Pittston Brink's Group                                                       6,000                          132,000
                                                                                                               ---------------------

          TELECOMMUNICATIONS (8.7%)
                Telephone & Data Systems, Inc.                                               3,000                          378,000
                                                                                                               ---------------------


    THE ACCCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                OFFIT
                                                         DJG VALUE EQUITY FUND
     -------------------------------------------------------------------------------------------------------------------------------
                                             SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                           DECEMBER 31, 1999

                                                                                           SHARES OR
                                                                                           PRINCIPAL                  MARKET
                                                                                            AMOUNT                    VALUE
     -------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
          TRANSPORTATION (3.5%)
          GATX Corp.                                                                         2,000           $               67,500
          Ryder System Inc.                                                                  3,500                           85,531
                                                                                                               ---------------------
                                                                                                                            153,031
                                                                                                               ---------------------

          TOTAL COMMON STOCKS (COST $3,555,674)                                                                           3,817,069
                                                                                                               ---------------------


     RIGHTS/WARRANTS (0.0%)
         AGRICULTURE (0.0%)
          IMC Global, Inc., 12/22/00                                                          500                                47
                                                                                                               ---------------------

          TOTAL RIGHTS/WARRANTS (COST $0)                                                                                        47
                                                                                                               ---------------------

     MONEY MARKET FUND (12.4%)
             Bank of New York Cash Reserve                                          $       539,915                         539,915
                                                                                                               ---------------------
             TOTAL MONEY MARKET FUND (COST $539,915)                                                                        539,915
                                                                                                               ---------------------

             TOTAL INVESTMENTS (COST $4,095,589) (+) -- 100.1%                                                            4,357,031
             LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                                    (5,467)
                                                                                                               ---------------------
             TOTAL NET ASSETS -- 100.0%                                                                             $     4,351,564
                                                                                                               ---------------------
                                                                                                               ---------------------

     -----------


+    Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
                Unrealized appreciation                                             $            776,443
                Unrealized depreciation                                                         (515,001)
                                                                                      --------------------
                Net unrealized appreciation                                         $            261,442
                                                                                      --------------------
                                                                                      --------------------


*    Denotes non-income producing security


    THE ACCCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                      OFFIT
                             VIF-U.S. Small Cap Fund
 -------------------------------------------------------------------------------

After trailing large capitalization stocks for most of 1999, U.S. small capitalization stocks rebounded strongly in December. For the first time since 1994 the Russell 2000 Index finished the year, albeit barely, ahead of the S&P 500 Index. For the year ended December 31, 1999 the Russell 2000 Index was up 21.3% versus a return of 21.0% for the S&P 500 Index. For the quarter U.S. small capitalization stocks, as represented by the Russell 2000 Index, significantly outperformed large capitalization stocks, returning 18.4% versus 14.9% for the S&P 500 Index.

We are pleased to report that the OFFIT VIF-U.S. Small Cap Fund returned 38.7% for the quarter net of fees and expenses. For the year, the Fund outperformed its benchmark, rising 54.0% net of fees while the Russell 2000 Index rose 21.3%.

In the Fund the technology sector had the highest positive contribution to the return as the overweight position and our stock selection positively contributed to the Fund's overall performance. Network Appliance, Object Design and Integrated Systems were particularly strong performers. Stock selection within the utilities sector (EchoStar and Primus Telecommunications) and in the consumer discretionary sector (Getty Images and Windmere-Durable Holdings) added collectively to the portfolio's total return. Stock selection in the financial services sector boosted the portfolio's overall return. Our underweight position added to relative outperformance as this sector underperformed the overall index. The biggest detractor from the Fund's total return was the portfolio's underweight of producer durables as that sector performed well for the year. The Fund remains heavily weighted in technology and consumer discretionary stocks. As of December 31, 1999, these two sectors represented more than 60% of the total portfolio. The Fund finished the year with seven announced mergers or buyouts. These contributed significantly to the OFFIT VIF U.S. Small Cap Fund's outperformance this year.

We added three new stocks to the portfolio during the quarter:1) Artesyn Technologies designs, develops, manufactures and markets power conversion products for electronic equipment, 2) FYI, Inc. a single source provider of document and information outsourcing solutions to the healthcare, law, banking, insurance, retailing, manufacturing and government industries, and 3) ResMed, a leading designer, manufacturer and distributor of medical equipment for treating and diagnosing sleep disorder breathing (SDB).

The turnaround at year-end in small capitalization stocks was somewhat surprising considering that at the end of the third quarter the Russell 2000 Index trailed the S&P 500 Index by nearly 300 basis points. It is important to note, however, that the strong performance during the last two months of the year was very much a technology rally. Technology dominated the fourth quarter index return as this sector gained nearly 65%, and for the year over 100%. Just as important to note is the dichotomy in returns between growth and value. The Russell 2000 Growth Index finished 1999 up 43%, while the Russell 2000 Value's return was a negative 1.5%. This was the largest spread between these two in the history of the Russell 2000 Index.

Despite U.S. small capitalization stocks' strong performance this past year, we are slightly cautious going into the year 2000. The economic environment is quite different from last year, as the Federal Reserve has been raising interest rates, and is expected to raise them once again in February. A rising interest rate environment generally bodes poorly for the relative performance of small capitalization stocks. Valuations, especially among technology stocks, are stretched, initial public offerings are coming to the market at a frenzied pace, and companies with short trading histories are being rewarded with high market capitalizations without having to produce revenue, much less earnings. Nevertheless, we continue to believe that there is value in small capitalization stocks and that patience will be rewarded over the long term.

Rockefeller & Co.
January 19, 2000

                                      OFFIT
                            VIF - U.S. SMALL CAP FUND
--------------------------------------------------------------------------------
The following graph represents the total return based on a $10,000 investment made in the OFFIT VIF- U.S. Small Cap Fund at the trading commencement date of April 11, 1997 and held through December 31, 1999 as well as the performance of the Russell 2000 Index over the same period.

[GRAPH]


                     4/11/97  6/30/97  9/30/97  12/31/97  3/31/98  6/30/98  9/30/98  12/31/98  3/31/99  6/30/99  9/30/99  12/31/99
                     -------  -------  -------  --------  -------  -------  -------  --------  -------  -------  -------  --------
OFFIT VIF-U.S.
 Small Cap Fund      10,000   11,090   13,180   12,681    14,141   13,680   10,715   12,449    12,229   14,843   13,921   19,173
Russell 2000 Index   10,000   11,516   13,230   12,787    14,073   13,417   10,714   12,462    11,786   13,618   12,757   15,111

                -------------------------------------------------------------------------------------------------
                                                                                              Since Inception
                                 Total Return                            One Year             (April 11, 1997)
                                 ------------                            --------              ---------------
                OFFIT VIF-U.S. Small Cap Fund*                            54.00%                   27.01%
                Russell 2000 Index                                        21.26%                   16.38%
                -------------------------------------------------------------------------------------------------

*Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include charges imposed in connection with variable insurance and annuity contracts, and if such charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment. Small Cap Funds typically carry additional risk since smaller companies generally have a higher risk of failure.


                                                            OFFIT
                                                   VIF-U.S. SMALL CAP FUND
     --------------------------------------------------------------------------------------------------------------------
                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                      DECEMBER 31, 1999

                                                                                   SHARES OR
                                                                                   PRINCIPAL               MARKET
                                                                                     AMOUNT                VALUE
     --------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (92.1%)
          AUTOMOBILE PARTS  (1.4%)
                Exide Corp.                                                          3,190                 $      26,517
                                                                                                    ---------------------

          BANKING (3.2%)
                Cohoes Bancorp, Inc.                                                 1,800                        18,112
                PBOC Holdings, Inc.*                                                 2,000                        18,875
                Virginia Capital Bancshares, Inc.                                    1,500                        24,188
                                                                                                    ---------------------
                                                                                                                  61,175
                                                                                                    ---------------------

          BUILDING/CONSTRUCTION (1.1%)
                Dal-Tile International, Inc.*                                        2,165                        21,921
                                                                                                    ---------------------

          COMMERCIAL SERVICES (4.0%)
                F.Y.I., Inc.*                                                         800                         27,200
                Iron Mountain, Inc.*                                                 1,255                        49,337
                                                                                                    ---------------------
                                                                                                                  76,537
                                                                                                    ---------------------

          COMPUTERS (17.7%)
                Computer Task Group, Inc.                                            3,300                        48,881
                Integrated Systems, Inc.*                                            3,030                       101,694
                Kronos, Inc.*                                                        1,327                        79,620
                Saga Systems, Inc.*                                                  1,450                        28,909
                Sykes Enterprises, Inc.*                                             1,850                        81,169
                                                                                                    ---------------------
                                                                                                                 340,273
                                                                                                    ---------------------

          DATA PROCESSING (13.9%)
                Information Resources, Inc.*                                         2,030                        18,778
                Network Appliance, Inc.*                                             1,260                       104,659
                Object Design, Inc.*                                                 6,220                        90,190
                Sterling Software, Inc.*                                             1,740                        54,810
                                                                                                    ---------------------
                                                                                                                 268,437
                                                                                                    ---------------------

          ELECTRICAL EQUIPMENT (2.1%)
                Wesco International, Inc.*                                           4,562                        40,488
                                                                                                    ---------------------

          ELECTRONICS (8.5%)
                Amkor Technology, Inc.*                                              3,600                       101,700
                Mentor Graphics Corp.*                                               3,580                        47,211
                Microsemi Corp.*                                                     1,740                        15,443
                                                                                                    ---------------------
                                                                                                                 164,354
                                                                                                    ---------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            OFFIT
                                                   VIF-U.S. SMALL CAP FUND
     --------------------------------------------------------------------------------------------------------------------
                                        SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                      DECEMBER 31, 1999

                                                                                   SHARES OR
                                                                                   PRINCIPAL               MARKET
                                                                                     AMOUNT                VALUE
     --------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
          FINANCIAL SERVICES (7.8%)
                Bay View Capital Corp.                                               1,237                 $      17,550
                The BISYS Group, Inc.*                                                750                         48,938
                DVI, Inc.*                                                           1,820                        27,641
                Financial Federal Corp.*                                             1,502                        34,264
                Imperial Credit Industries, Inc.*                                    1,000                         6,250
                Warwick Community Bancorp, Inc.                                      1,400                        15,225
                                                                                                    ---------------------
                                                                                                                 149,868
                                                                                                    ---------------------

          HEALTH SERVICES/HEALTHCARE (4.7%)
                ADAC Laboratories                                                    2,920                        31,390
                Healthcare Services Group, Inc.                                      2,825                        19,775
                Sunrise Assisted Living, Inc.*                                       2,880                        39,600
                                                                                                    ---------------------
                                                                                                                  90,765
                                                                                                    ---------------------

          MANUFACTURING (2.5%)
                Windmere-Durable Holdings, Inc.                                      2,850                        48,450
                                                                                                    ---------------------

          MEDICAL EQUIPMENT AND SUPPLIES (0.8%)
                ResMed, Inc.*                                                          80                          3,340
                Trex Medical Corp.*                                                  4,300                        12,094
                                                                                                    ---------------------
                                                                                                                  15,434
                                                                                                    ---------------------

          OIL & GAS EXPLORATION (2.9%)
                Newpark Resources, Inc.*                                             3,200                        19,600
                Range Resources Corp.*                                               3,110                         9,913
                Rio Alto Exploration Ltd.*                                           1,900                        26,851
                                                                                                    ---------------------
                                                                                                                  56,364
                                                                                                    ---------------------

          RETAIL (1.3%)
                Buffets, Inc.*                                                       2,420                        24,200
                                                                                                    ---------------------

          SERVICES - ADVERTISING (5.1%)
                Getty Images, Inc.*                                                  2,000                        97,750
                                                                                                    ---------------------

          TECHNOLOGY (3.0%)
                Artesyn Technologies, Inc.*                                          1,450                        30,450
                Telescan, Inc.*                                                      1,100                        27,156
                                                                                                    ---------------------
                                                                                                                  57,606
                                                                                                    ---------------------
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                            OFFIT
                                                   VIF-U.S. SMALL CAP FUND
     --------------------------------------------------------------------------------------------------------------------
                                        SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                      DECEMBER 31, 1999

                                                                                   SHARES OR
                                                                                   PRINCIPAL               MARKET
                                                                                     AMOUNT                VALUE
     --------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
          TELECOMMUNICATIONS (12.1%)
                EchoStar Communications Corp.- Class A*                              1,200                $      117,000
                Primus Telecommunications Group, Inc.*                               2,123                        81,205
                RSL Communications, Ltd.- Class A*                                   2,040                        34,935
                                                                                                    ---------------------
                                                                                                                 233,140
                                                                                                    ---------------------

                TOTAL COMMON STOCKS (COST $1,243,784)                                                          1,773,279
                                                                                                    ---------------------

     MONEY MARKET FUND (7.5%)
                Bank of New York Cash Reserve                                   $    14,215                      144,215
                                                                                                    ---------------------
                TOTAL MONEY MARKET FUND (COST $144,215)                                                          144,215
                                                                                                    ---------------------


     TOTAL INVESTMENTS (COST $1,387,999) (+)-- 99.6%                                                           1,917,494
     OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                                                                    8,215
                                                                                                    ---------------------
     TOTAL NET ASSETS -- 100.0%                                                                          $     1,925,709
                                                                                                    ---------------------
                                                                                                    ---------------------


              -------------------------------------------------------

     +        Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
                                        Unrealized appreciation                 $      736,316
                                        Unrealized depreciation                       (206,821)
                                                                                  -------------
                                        Net unrealized appreciation             $      529,495
                                                                                  -------------
                                                                                  -------------
     *        Denotes non-income producing security.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     OFFIT
                             VIF - TOTAL RETURN FUND
--------------------------------------------------------------------------------

The total return of the VIF Total Return Fund was (2.18%) for calendar 1999. This compares with a return of (0.83%) for the Lehman Aggregate Bond Index. As of December 31, 1999, the Fund's net asset value was $9.58 and the 30-day SEC yield was 6.07%.

The investments in the Fund are 41% U.S. Treasurys, 20% Mortgage Pass-Thru Securities, 34% High Yield Corporates, and 5% Cash Equivalents. The average maturity of the Fund is approximately 6.2 years and the duration 4.5 years.

Investors continue to focus on U.S. economic strength and an improving global economy. While we respect the inflation pressures that can develop in a fully employed economy, we also do not underestimate the deflationary forces that have become imbedded in the global economy. Ultimately, however, a Federal Reserve that remains committed to price stability is the guarantee that inflation will be contained.

The higher levels of current yields are also reason for optimism on the prospects for the fixed income markets. First, these levels have built in the majority of a worst-case scenario as several additional Fed tightenings are fully discounted. In addition, yields of some 6.5% on intermediate Treasurys have restored a reasonable income cushion that was lacking when these rates were below 4% in the fall of 1998.

With these factors in mind, an anti-inflationary Federal Reserve policy and reasonable current yields, our strategy is to be fully invested in the intermediate sector of the Treasury and Agency markets.

Jack D. Burks
January 19, 2000

                                      OFFIT
                             VIF - TOTAL RETURN FUND
--------------------------------------------------------------------------------
The following graph represents the total return based on a $10,000 investment made in the OFFIT VIF-Total Return Fund at the trading commencement date of June 30, 1998 and held through December 31, 1999 as well as the performance of the Lehman Aggregate Bond Index over the same period.

[GRAPH]


                              6/30/98  9/30/98  12/31/98 3/31/99  6/30/99  9/30/99  12/31/99
                              -------  -------  -------- -------  -------  -------  --------
OFFIT VIF-Total Return Fund   10,000   10,090   10,170   10,100    9,979    9,939    9,927
Lehman Aggregate Fund Index   10,000   10,423   10,458   10,405   10,313   10,384   10,371

                             -------------------------------------------------------------------------------------------------------
                                                                                                              Since Inception
                                             Total Return                            One Year                 (June 30, 1998)
                                             ------------                            --------                 ---------------
                             OFFIT VIF-Total Return Fund*                             (2.18%)                     (0.49%)
                             Lehman Aggregate Bond Index                              (0.83%)                      2.46%
                             -------------------------------------------------------------------------------------------------------

*Assumes reinvestment of all dividends and distributions. The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since inception date. In such instances, and without waiver of fees, total return would have been lower.

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include charges imposed in connection with variable insurance and annuity contracts, and if such charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                                                OFFIT
                                                        VIF-TOTAL RETURN FUND
     -----------------------------------------------------------------------------------------------------------------------------
                                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                                           DECEMBER 31,1999

                                                                                         SHARES OR
                                                                                         PRINCIPAL                  MARKET
                                                                                          AMOUNT                    VALUE
     -----------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (10.0%)
                Federal Home Loan Mortgage Corporation, Gold Pool #E70611, 6.00%,          $     86,072             $      81,769
                06/01/13
                                                                                                             ---------------------
                TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $85,450)                                                81,769
                                                                                                             ---------------------

     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (8.5%)
                Government National Mortgage Association, Pool #474218, 6.00%,                   73,410                    69,533
                05/15/13
                                                                                                             ---------------------
                TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $73,757)                                              69,533
                                                                                                             ---------------------

     MUTUAL FUND (32.1%)
                OFFIT VIF-High Yield Fund                                                        27,621 (1)               262,398
                                                                                                             ---------------------
                TOTAL MUTUAL FUND (COST $293,214)                                                                         262,398
                                                                                                             ---------------------

     U.S. TREASURY NOTES (38.7%)
                5.875%, 11/15/05                                                                100,000                    97,062
                6.50%, 10/15/06                                                                 220,000                   219,357
                                                                                                             ---------------------
                TOTAL U.S. TREASURY NOTES (COST $343,992)                                                                 316,419
                                                                                                             ---------------------

     MONEY MARKET FUND (4.5%)
                Bank of New York Cash Reserve                                                    36,482                    36,482
                                                                                                             ---------------------
                TOTAL MONEY MARKET FUND (COST $36,482)                                                                     36,482
                                                                                                             ---------------------


     TOTAL INVESTMENTS (COST $832,895) (+) -- 93.8%                                                                       766,601
     OTHER ASSETS IN EXCESS OF LIABILITIES 6.2%                                                                            50,983
                                                                                                             ---------------------
     TOTAL NET ASSETS -- 100.0%                                                                                    $      817,584
                                                                                                             ---------------------
                                                                                                             ---------------------


              ---------------------------------------------------------


     +        Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
                                        Unrealized appreciation                   $             -
                                        Unrealized depreciation                                (66,857)
                                                                                    --------------------
                                        Net unrealized depreciation               $            (66,857)
                                                                                    --------------------
                                                                                    --------------------


     (1)      Represents an investment in an affiliate.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      OFFIT
                      VIF - U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The total return of the VIF U.S. Government Securities Fund was -0.60% since its recommencement on April 1, 1999. This compares with a return of -1.23% for the Merrill Lynch 5 Year Treasury Index. As of December 31, 1999, the Fund's net asset value was $9.94 and the 30-day SEC yield was 5.59%.

The investments in the Fund are in U.S. Treasury and U.S. Agency securities. The average maturity of the Fund is approximately 5.3 years and the duration 4.0 years.

Investors continue to focus on U.S. economic strength and an improving global economy. While we respect the inflation pressures that can develop in a fully employed economy, we also do not underestimate the deflationary forces that have become imbedded in the global economy. Ultimately, however, a Federal Reserve that remains committed to price stability is the guarantee that inflation will be contained.

The higher levels of current yields are also reason for optimism on the prospects for the fixed income markets. First, these levels have built in the majority of a worst-case scenario as several additional Fed tightenings are fully discounted. In addition, yields of some 6.5% on intermediate Treasurys have restored a reasonable income cushion that was lacking when these rates were below 4% in the fall of 1998.

With these factors in mind, an anti-inflationary Federal Reserve policy and reasonable current yields, our strategy is to be fully invested in the intermediate sector of the Treasury and Agency markets.

Jack D. Burks
January 19, 2000

                                      OFFIT
                       VIF-U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

The following graph represents the total return based on a $10,000 investment made in the VIF-OFFIT U.S. Government Securities Fund at the trading commencement date of August 24, 1998 through September 25, 1998** and for the period from April 1, 1999 (recommencement of operations) and held through December 31, 1999 as well as the performance of the Merrill Lynch 5 Year U.S. Treasury Index over the same period. Past performance is not predictive of future performance.

[GRAPH]


                                           8/24/98   9/25/99   4/1/99   6/30/99  9/30/99  12/31/99
                                           -------   -------   ------   -------  -------  --------
OFFIT U.S. Government Securties Fund       10,000    10,000    10,000   9,890    9,980    9,940
Merrill Lynch 5 year U.S. Treasury Index   10,000    10,000    10,000   9,890    9,973    9,877


                ----------------------------------------------------------------------------------------
                                                                                    April 1, 1999 -
                                         Total Return                             December 31, 1999**
                                         ------------                             -------------------
                OFFIT VIF-U.S. Government Securities Fund*                              (0.60%)

                Merrill Lynch 5 Year U.S. Treasury Index                                (1.23%)
                ----------------------------------------------------------------------------------------

*The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. Without waiver of fees, total return would have been lower.

**The VIF-U.S. Government Securities Fund commenced operations on August 24, 1998. The last remaining shares were redeemed on September 25, 1998. During this period the Fund's total return was 2.30% compared to the Merrill Lynch 5 Year U.S. Treasury Index return of 3.23%

Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance data quoted does not include charges imposed in connection with variable insurance and annuity contracts, and if such charges were included, performance numbers would have been lower. Indices shown for comparative purposes only, and are not available for investment.

                                                                OFFIT
                                                 VIF-U.S. GOVERNMENT SECURITIES FUND
     ----------------------------------------------------------------------------------------------------------------------------
                                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                                          DECEMBER 31, 1999

                                                                                        SHARES OR
                                                                                        PRINCIPAL                  MARKET
                                                                                         AMOUNT                    VALUE
     ----------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (14.4%)
                Federal Home Loan Mortgage Corp., 5.00%, 02/15/01                        $     875,000            $      861,844
                Federal Home Loan Mortgage Corp., 5.75%, 07/15/03                              870,000                   842,761
                Federal Home Loan Mortgage Corp., 5.00%, 01/15/04                              850,000                   796,220
                                                                                                            ---------------------
                TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $2,543,636)                                         2,500,825
                                                                                                            ---------------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.4%)
                Federal National Mortgage Association, 5.625%,                                 865,000                   857,085
                03/15/01
                Federal National Mortgage Association, 5.75%, 04/15/03                         875,000                   850,259
                Federal National Mortgage Association, 5.125%, 02/13/04                        845,000                   794,620
                                                                                                            ---------------------
                TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $2,540,855)                                          2,501,964
                                                                                                            ---------------------

     U.S. TREASURY NOTES (68.8%)
                Inflation Indexed Notes, 3.875%, 01/15/09                                      800,000                   792,696
                5.375%, 02/15/01                                                             1,480,000                 1,467,849
                7.00%, 07/15/06                                                              3,295,000                 3,374,108
                6.50%, 10/15/06                                                              3,295,000                 3,285,373
                6.125%, 08/15/07                                                             3,070,000                 2,994,103
                                                                                                            ---------------------
                TOTAL U.S. TREASURY NOTES (COST $12,336,958)                                                          11,914,129
                                                                                                            ---------------------

     MONEY MARKET FUND (0.4%)
                Bank of New York Cash Reserve                                                   73,224                    73,224
                                                                                                            ---------------------
                TOTAL MONEY MARKET FUND (COST $73,224)                                                                    73,224
                                                                                                            ---------------------


     TOTAL INVESTMENTS (COST $17,494,673) (+) -- 98.0%                                                                16,990,142
     OTHER ASSETS IN EXCESS OF LIABILITIES 2.0%                                                                          342,149
                                                                                                            ---------------------
     TOTAL NET ASSETS -- 100.0%                                                                                 $     17,332,291
                                                                                                            ---------------------
                                                                                                            ---------------------


         -------------------------------------------------------


+        Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
                                        Unrealized appreciation                  $                   0
                                        Unrealized depreciation                               (537,825)
                                                                                   --------------------
                                        Net unrealized depreciation              $            (537,825)
                                                                                   --------------------
                                                                                   --------------------

    The accompanying notes are an integral part of the financial statements.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1999
-------------------------------------------------------------------------------

                                                                          VIF             VIF             DJG
                                                                         HIGH           EMERGING         VALUE
                                                                       YIELD FUND     MARKETS FUND    EQUITY FUND
                                                                      ------------    ------------   -------------
ASSETS:
Investments, at market value (1) ..................................   $ 47,217,839    $  7,520,671    $  4,357,031
Interest and dividends receivable .................................        980,297         161,778           2,837
Deferred organization expenses ....................................         17,122          22,941           4,010
Unrealized appreciation on open forward currency contracts (Note 2)         67,613               -               -
Prepaid expenses and other assets .................................          1,623             245             104
                                                                      ------------    ------------    ------------
          Total Assets.............................................     48,284,494       7,705,635       4,363,982
                                                                      ------------    ------------    ------------

LIABILITIES:
Payable for capital shares redeemed ...............................          1,106               -               -
Investment advisory fees payable ..................................         28,225           2,786             904
Professional fees payable .........................................         31,679          13,458           9,538
Custody fees ......................................................          2,250           1,602              98
Administration fees payable .......................................          3,826               -               -
Transfer agent fees payable .......................................            755             777             756
Fund accounting fees payable ......................................          1,250               -               -
Other payables and accrued expenses ...............................         15,252           1,466           1,122
                                                                      ------------    ------------    ------------
       Total Liabilities...........................................         84,343          20,089          12,418
                                                                      ------------    ------------    ------------
NET ASSETS ........................................................   $ 48,200,151    $  7,685,546    $  4,351,564
                                                                      ------------    ------------    ------------
                                                                      ------------    ------------    ------------

NET ASSETS CONSIST OF:
   Shares of capital stock, $0.001 par value per share ............   $      5,076    $        908    $        304
   Additional paid-in capital......................................     53,246,530       8,987,613       3,720,110
   Accumulated undistributed net investment income ................        165,112           9,780          10,701
   Accumulated undistributed net realized gains (loss) on
        investments and foreign currency transactions .............        (54,523)     (1,236,514)        359,007
   Net unrealized appreciation (depreciation) of investment
        and foreign currency transactions .........................     (5,162,044)        (76,241)        261,442
                                                                      ------------    ------------    ------------
NET ASSETS ........................................................   $ 48,200,151    $  7,685,546    $  4,351,564
                                                                      ------------    ------------    ------------
                                                                      ------------    ------------    ------------


SHARES OF CAPITAL STOCK OUTSTANDING ...............................      5,076,169         908,175         304,285
                                                                      ------------    ------------    ------------
                                                                      ------------    ------------    ------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE) .........   $       9.50    $       8.46    $      14.30
                                                                      ------------    ------------    ------------
                                                                      ------------    ------------    ------------
(1) Investments at cost............................................   $ 52,444,605    $  7,596,912    $  4,095,589

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31,1999
-------------------------------------------------------------------------------


                                                                   VIF           VIF           VIF U.S.
                                                                U.S. SMALL   TOTAL RETURN     GOVERNMENT
                                                                CAP FUND        FUND        SECURITIES FUND
                                                              ------------   ------------    ------------
ASSETS:
Investments, at market value (1) ..........................   $  1,917,494   $    766,601    $ 16,990,142
Receivable from Adviser ...................................         15,893         17,562               -
Interest and dividends receivable .........................            468          4,756         368,865
Deferred organization expenses ............................          4,010         39,447               -
Prepaid expenses and other assets..........................             55             19             433
                                                              ------------   ------------    ------------
     Total Assets .........................................      1,937,920        828,385      17,359,440
                                                              ------------   ------------    ------------

LIABILITIES:
Investment advisory fees payable...........................              -              -           1,207
Professional fees payable .................................          9,173          9,050          20,675
Custody fees ..............................................          1,041             42             500
Transfer agent fees payable................................            769            818             771
Other payables and accrued expenses .......................          1,228            891           3,996
                                                              ------------   ------------    ------------
        Total Liabilities .................................         12,211         10,801          27,149
                                                              ------------   ------------    ------------
NET ASSETS ................................................   $  1,925,709   $    817,584    $ 17,332,291
                                                              ------------   ------------    ------------
                                                              ------------   ------------    ------------

NET ASSETS CONSIST OF:
   Shares of capital stock, $0.001 par value per share ....   $        112   $         85    $      1,743
   Additional paid-in capital .............................      1,201,358        843,845      17,395,691
   Accumulated undistributed net investment income ........              -         67,152         596,687
   Accumulated undistributed net realized gains (loss) on
      investments and foreign currency transactions .......        194,744        (27,204)       (157,299)
   Net unrealized appreciation (depreciation) of investment
      and foreign currency transactions ...................        529,495        (66,294)       (504,531)
                                                              ------------   ------------    ------------
NET ASSETS ................................................   $  1,925,709   $    817,584    $ 17,332,291
                                                              ------------   ------------    ------------
                                                              ------------   ------------    ------------

SHARES OF CAPITAL STOCK OUTSTANDING .......................        111,936         85,375       1,743,230
                                                              ------------   ------------    ------------
                                                              ------------   ------------    ------------

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)..   $      17.20   $       9.58    $       9.94
                                                              ------------   ------------    ------------
                                                              ------------   ------------    ------------

(1) Investments at cost ...................................   $  1,387,999   $    832,895    $ 17,494,673

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                             VIF           VIF            DJG
                                                                            HIGH         EMERGING        VALUE
                                                                          YIELD FUND   MARKETS FUND    EQUITY FUND
                                                                         -----------    ----------     -----------
INVESTMENT INCOME:
Interest .............................................................   $ 4,389,379    $   826,390    $         -
Dividends ............................................................             -              -         47,954
                                                                         -----------    -----------    -----------
       Total investment income .......................................     4,389,379        826,390         47,954
                                                                         -----------    -----------    -----------

EXPENSES:
Advisory .............................................................       398,179         54,643         25,095
Professional .........................................................        76,250         38,780         25,909
Administration .......................................................        58,556          7,589          3,921
Transfer agent .......................................................        18,000         18,000         18,000
Fund accounting ......................................................        15,000         15,000         15,000
Amortization of organization expenses ................................        14,484         14,477          1,870
Custody ..............................................................        13,850          2,610            431
Trustees .............................................................        10,412          1,338            551
Miscellaneous ........................................................        57,078          4,867          2,991
                                                                         -----------    -----------    -----------
       Total expenses before waivers/reimbursements ..................       661,809        157,304         93,768
       Less expenses waived/reimbursed ...............................      (123,876)       (66,454)       (54,645)
                                                                         -----------    -----------    -----------
             Net expenses ............................................       537,933         90,850         39,123
                                                                         -----------    -----------    -----------
Net Investment Income ................................................     3,851,446        735,540          8,831
                                                                         -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
    Net realized gains (loss) on investment transactions .............       (53,399)       124,237        359,007
    Net realized gains on foreign currency transactions ..............       178,642              -              -
    Net change in unrealized appreciation (depreciation) of investment
         transactions ................................................    (4,253,727)       554,180        163,169
    Net change in unrealized appreciation of foreign currency
         transactions ................................................        63,403              -              -
                                                                         -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS ..............    (4,065,081)       678,417        522,176
                                                                         -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $  (213,635)   $ 1,413,957    $   531,007
                                                                         -----------    -----------    -----------
                                                                         -----------    -----------    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF OPERATIONS  (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                           VIF          VIF        VIF U.S.
                                                                       U.S. SMALL   TOTAL RETURN  GOVERNMENT
                                                                        CAP FUND       FUND*      SECURITIES
                                                                                                     FUND
                                                                      -----------    ---------    ---------
INVESTMENT INCOME:
Interest ............................................................   $       -    $  67,152    $ 666,482
Dividends ...........................................................       4,267            -            -
                                                                        ---------    ---------    ---------
     Total Investment Income ........................................       4,267       67,152      666,482
                                                                        ---------    ---------    ---------

EXPENSES:
Advisory ............................................................      13,907        8,555       41,092
Professional ........................................................      24,923       22,436       40,267
Administration ......................................................       1,738        1,337       14,676
Transfer agent ......................................................      18,000       18,000       13,500
Fund accounting .....................................................      15,000       15,000       11,250
Amortization of organization expenses ...............................       1,870       11,286            -
Custody .............................................................       6,684          138        2,036
Trustees.............................................................         293          260        2,142
Miscellaneous .......................................................       3,641        1,378        6,855
                                                                        ---------    ---------    ---------
     Total expenses before waivers/reimbursements ...................      86,056       78,390      131,818
     Less expenses waived/reimbursed ................................     (65,209)     (69,836)     (62,023)
                                                                        ---------    ---------    ---------
        Net expenses ................................................      20,847        8,554       69,795
                                                                        ---------    ---------    ---------
Net Investment Income (loss) ........................................     (16,580)      58,598      596,687
                                                                        ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS:
   Net realized gains (loss) on investment transactions .............     217,733      (27,204)    (157,299)
   Net change in unrealized appreciation (depreciation) of investment
      transactions ..................................................     470,593      (57,058)    (504,531)
                                                                        ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAINS (LOSS) ON INVESTMENTS .............     688,326      (84,262)    (661,830)
                                                                        ---------    ---------    ---------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 671,746    $ (25,664)   $ (65,143)
                                                                        ---------    ---------    ---------
                                                                        ---------    ---------    ---------

* Includes dividend income, realized and unrealized loss of $28,939, $(12,035) and $(30,816), respectively from an investment in OFFIT VIF-High Yield Fund, an affiliated Fund.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                          VIF - HIGH YIELD FUND
                                                           ------------------------------------------------
                                                             FOR THE YEAR     FOR THE NINE     FOR THE YEAR
                                                                ENDED         MONTHS ENDED         ENDED
                                                             DECEMBER 31,     DECEMBER 31,       MARCH 31,
                                                                1999              1998             1998
                                                           ----------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ...................................   $  3,851,446     $ 2,539,442     $ 2,248,457
   Net realized gains on investment and foreign currency
       transactions.........................................        125,243         223,896         199,824
   Net change in unrealized appreciation (depreciation)
       of investments and foreign currency transactions ....     (4,190,324)     (2,312,290)      1,342,036
                                                               ------------    ------------    ------------
   Net increase (decrease) in net assets resulting from
       operations...........................................       (213,635)        451,048       3,790,317
                                                               ------------    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...................................     (3,851,446)     (2,539,442)     (2,248,457)
   Excess of net investment income .........................        (26,460)        (42,172)              -
   Net realized gains ......................................       (228,073)       (199,784)              -
                                                               ------------    ------------    ------------
      Total dividends and distributions to shareholders ....     (4,105,979)     (2,781,398)     (2,248,457)
                                                               ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .............................      6,179,148      18,295,737       6,518,774
   Dividends reinvested ....................................      4,093,318       2,989,391       2,040,697
   Cost of shares redeemed .................................     (2,106,815)     (6,275,630)     (3,540,505)
                                                               ------------    ------------    ------------
      Net increase in net assets from capital
         share transactions ................................      8,165,651      15,009,498       5,018,966
                                                               ------------    ------------    ------------

TOTAL INCREASE IN NET ASSETS ...............................      3,846,037      12,679,148       6,560,826

NET ASSETS:
   Beginning of period .....................................     44,354,114      31,674,966      25,114,140
                                                               ------------    ------------    ------------

   End of period* ..........................................   $ 48,200,151    $ 44,354,114    $ 31,674,966
                                                               ------------    ------------    ------------
                                                               ------------    ------------    ------------

*  (Including undistributed net investment income.) ........   $    165,112    $     44,930    $     42,172

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------

                                                                               VIF - EMERGING MARKETS FUND
                                                                        -----------------------------------------
                                                                        FOR THE YEAR   FOR THE NINE   FOR THE YEAR
                                                                           ENDED       MONTHS ENDED      ENDED
                                                                        DECEMBER 31,   DECEMBER 31,    MARCH 31,
                                                                           1999            1998          1998
                                                                        -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ............................................   $   735,540    $   456,371    $   454,983
   Net realized gains (loss) on investment transactions .............       124,237     (1,370,776)        64,003
   Net change in unrealized appreciation (depreciation) of investment
       transactions .................................................       554,180       (750,669)        69,906
                                                                        -----------    -----------    -----------
    Net increase (decrease)  in net assets resulting from operations      1,413,957     (1,665,074)       588,892
                                                                        -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................      (735,540)      (456,371)      (454,983)
   Excess of net investment income ..................................             -        (41,459)       (10,015)
   Net realized gains ...............................................             -        (52,829)             -
                                                                        -----------    -----------    -----------
      Total dividends and distributions to shareholders .............      (735,540)      (550,659)      (464,998)
                                                                        -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ......................................       740,901      3,688,615      1,004,183
   Dividends reinvested .............................................       733,292        673,517        338,633
   Cost of shares redeemed ..........................................       (41,702)    (2,351,293)       (32,780)
                                                                        -----------    -----------    -----------
      Net increase in net assets from capital
         share transactions .........................................     1,432,491      2,010,839      1,310,036
                                                                        -----------    -----------    -----------

Total increase (decrease) in net assets .............................     2,110,908       (204,894)     1,433,930

NET ASSETS:
   Beginning of period ..............................................     5,574,638      5,779,532      4,345,602
                                                                        -----------    -----------    -----------

   End of period* ...................................................   $ 7,685,546    $ 5,574,638    $ 5,779,532
                                                                        -----------    -----------    -----------
                                                                        -----------    -----------    -----------

*  (Including undistributed net investment/income distributions in
     excess of net investment income.) ..............................   $     9,780    $       (17)   $    33,147

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------

                                                                                DJG - VALUE EQUITY FUND
                                                                        ---------------------------------------------
                                                                        FOR THE YEAR   FOR THE NINE    FOR THE PERIOD
                                                                           ENDED       MONTHS ENDED   APRIL 11, 1997**
                                                                        DECEMBER 31,   DECEMBER 31,        THROUGH
                                                                           1999            1998         MARCH 1, 1998
                                                                        -----------    -----------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ............................................   $     8,831    $     4,233    $     2,137
   Net realized gains on investment transactions ....................       359,007        110,871        120,079
   Net change in unrealized appreciation (depreciation) of investment
       transactions .................................................       163,169       (343,779)       442,052
                                                                        -----------    -----------    -----------
    Net increase (decrease)  in net assets resulting from operations        531,007       (228,675)       564,268
                                                                        -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................        (5,649)        (3,898)             -
   Net realized gains ...............................................      (110,871)      (120,079)             -
                                                                        -----------    -----------    -----------
      Total dividends and distributions to shareholders .............      (116,520)      (123,977)             -
                                                                        -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ......................................     1,682,025        390,383      1,472,103
   Dividends reinvested .............................................       116,520        123,977              -
   Cost of shares redeemed ..........................................       (25,846)       (15,213)       (18,488)
                                                                        -----------    -----------    -----------
      Net increase in net assets from capital
         share transactions .........................................     1,772,699        499,147      1,453,615
                                                                        -----------    -----------    -----------

TOTAL INCREASE IN NET ASSETS ........................................     2,187,186        146,495      2,017,883

NET ASSETS:
   Beginning of period ..............................................     2,164,378      2,017,883              -
                                                                        -----------    -----------    -----------

   End of period* ...................................................   $ 4,351,564    $ 2,164,378    $ 2,017,883
                                                                        -----------    -----------    -----------
                                                                        -----------    -----------    -----------

*  (Including undistributed net investment income.)                     $    10,701    $     5,649    $     3,898
** Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------

                                                                                VIF - U.S. SMALL CAP FUND
                                                                        ---------------------------------------------
                                                                        FOR THE YEAR   FOR THE NINE    FOR THE PERIOD
                                                                           ENDED       MONTHS ENDED   APRIL 11, 1997*
                                                                        DECEMBER 31,   DECEMBER 31,        THROUGH
                                                                           1999            1998         MARCH 1, 1998
                                                                        -----------    -----------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net loss .........................................................   $   (16,580)   $    (8,448)   $    (8,068)
   Net realized gains on investment transactions ....................       217,733         19,891        125,730
   Net change in unrealized appreciation (depreciation) of investment
       transactions .................................................       470,593       (178,262)       237,164
                                                                        -----------    -----------    -----------
    Net increase (decrease)  in net assets resulting from operations        671,746       (166,819)       354,826
                                                                        -----------    -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................             -              -              -
   Net realized gains ...............................................       (29,037)      (119,956)             -
                                                                        -----------    -----------    -----------
      Total dividends and distributions to shareholders .............       (29,037)      (119,956)             -
                                                                        -----------    -----------    -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ......................................        48,966              -      1,054,094
   Dividends reinvested .............................................        29,037        119,956              -
   Cost of shares redeemed ..........................................       (12,848)        (9,616)       (14,640)
                                                                        -----------    -----------    -----------
      Net increase in net assets from capital
         share transactions .........................................        65,155        110,340      1,039,454
                                                                        -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................       707,864       (176,435)     1,394,280

NET ASSETS:
   Beginning of period ..............................................     1,217,845      1,394,280              -
                                                                        -----------    -----------    -----------

   End of period ....................................................   $ 1,925,709    $ 1,217,845    $ 1,394,280
                                                                        -----------    -----------    -----------
                                                                        -----------    -----------    -----------

* Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE OFFIT VARIABLE INSURANCE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------

                                                            VIF - TOTAL RETURN FUND           VIF - U.S. GOVERNMENT SECURITIES FUND
                                                       -----------------------------------   ---------------------------------------
                                                                           FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                                          FOR THE YEAR     JUNE 30, 1998**   APRIL 1, 1999***    AUGUST 24, 1998**
                                                             ENDED             THROUGH            THROUGH             THROUGH
                                                       DECEMBER 31, 1999  DECEMBER 31,1998   DECEMBER 31, 1999  SEPTEMBER 25, 1998
                                                       -----------------  ----------------   ------------------ --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .............................   $     58,598       $     24,546       $    596,687      $      250
   Net realized gains (loss) on investment
   transactions ......................................        (27,204)             2,035           (157,299)          1,556
   Net change in unrealized depreciation of
   investment transactions ...........................        (57,058)            (9,236)          (504,531)           --
                                                         ------------       ------------       ------------    ------------
    Net increase (decrease) in net assets
    resulting from operations ........................        (25,664)            17,345            (65,143)          1,806
                                                         ------------       ------------       ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................        (28,216)
   Net realized gains ................................         (2,035)              --                 --              --
                                                         ------------       ------------       ------------    ------------
      Total dividends and distributions to
      shareholders ......                                     (30,251)              --                 --              --

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .......................      1,253,500          1,034,053         17,553,952         149,895
   Dividends reinvested ..............................         30,251               --                 --              --
   Cost of shares redeemed ...........................     (1,411,140)           (50,510)          (156,518)       (151,701)
                                                         ------------       ------------       ------------    ------------
      Net increase (decrease) in net assets from
      capital share transactions .....................       (127,389)           983,543         17,397,434          (1,806)
                                                         ------------       ------------       ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............       (183,304)         1,000,888         17,332,291            --

NET ASSETS:
   Beginning of period ...............................      1,000,888               --                 --
                                                         ------------       ------------       ------------    ------------

   End of Period* ....................................   $    817,584       $  1,000,888       $ 17,332,291    $       --
                                                         ------------       ------------       ------------    ------------
                                                         ------------       ------------       ------------    ------------


* (Including undistributed net investment income.) ...   $     67,152       $     28,216       $    596,687    $       --

**   Commencement of operations.
*** The OFFIT VIF-U.S. Government Securities Fund commenced operations on August 24, 1998. The last remaining shares outstanding were redeemed on September 25, 1998. The Fund recommenced operations on April 1, 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                              FINANCIAL HIGHLIGHTS
                              VIF-HIGH YIELD FUND


                                                                                                                    FOR THE PERIOD
                                                         FOR THE YEAR        FOR THE NINE          FOR THE          APRIL 1, 1996*
                                                             ENDED           MONTHS ENDED         YEAR ENDED            THROUGH
                                                        DECEMBER 31, 1999    DECEMBER 31, 1998    MARCH 31, 1998    MARCH 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINING OF PERIOD                     $   10.40           $   11.00           $   10.37        $    10.00 (d)
                                                          ----------          ----------          ----------       ----------

     Net investment income                                     0.82                0.65                0.86             0.78
     Net realized and unrealized gains (loss)                 (0.85)              (0.53)               0.63             0.37
                                                          ----------          ----------          ----------       ----------
        Total income (loss) from investment operations        (0.03)               0.12                1.49             1.15
                                                          ----------          ----------          ----------       ----------

  LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net investment income                                    (0.82)              (0.65)              (0.86)           (0.78)
     Excess of net investment income                          (0.01)              (0.02)                --               --
     Net realized  gains                                      (0.04)              (0.05)                --               --
                                                          ----------          ----------          ----------       ----------
         Total dividends and distributions                    (0.87)              (0.72)              (0.86)           (0.78)
                                                          ----------          ----------          ----------       ----------

         Net change in net asset value per share              (0.90)              (0.60)               0.63             0.37
                                                          ----------          ----------          ----------       ----------

  NET ASSET VALUE, END OF PERIOD                          $    9.50           $   10.40           $   11.00        $   10.37
                                                          ----------          ----------          ----------       ----------
                                                          ----------          ----------          ----------       ----------

  TOTAL RETURN (a)                                            (0.29%)              1.15% (b)          14.84%       11.90% (b)

  RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)          $   48,200          $   44,354          $   31,675       $  25,114
  Ratios to average net assets:
     Expenses**                                                1.15%               1.15% (c)           1.15%            1.15% (c)
     Net investment income                                     8.24%               8.25% (c)           7.98%            7.45% (c)
  PORTFOIIO TURNOVER RATE                                        19%                 14%                 32%              4%

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initital offering price.









THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANICAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                           VIF-EMERGING MARKETS FUND


                                                                                                                    FOR THE PERIOD
                                                         FOR THE YEAR        FOR THE NINE          FOR THE          AUGUST 28, 1996*
                                                             ENDED           MONTHS ENDED         YEAR ENDED            THROUGH
                                                        DECEMBER 31, 1999    DECEMBER 31, 1998    MARCH 31, 1998    MARCH 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINING OF PERIOD                       $    7.60           $   10.55           $   10.30       $    10.00 (d)
                                                          ----------          ----------          ----------       ----------

     Net investment income                                     0.94                0.66                0.86             0.48
     Net realized and unrealized gains (loss)                  0.86               (2.79)               0.27             0.34
                                                          ----------          ----------          ----------       ----------
        Total income (loss) from investment operations         1.80               (2.13)               1.13             0.82
                                                          ----------          ----------          ----------       ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
     Net investment income                                    (0.94)              (0.66)              (0.86)           (0.48)
     Excess of net investment income                             --               (0.07)              (0.02)             --
     Net realized  gains                                         --               (0.09)                --             (0.04)
                                                          ----------          ----------          ----------       ----------
         Total dividends and distributions                    (0.94)              (0.82)              (0.88)           (0.52)
                                                          ----------          ----------          ----------       ----------

         Net change in net asset value per share               0.86               (2.95)               0.25             0.30
                                                          ----------          ----------          ----------       ----------

NET ASSET VALUE, END OF PERIOD                            $    8.46           $    7.60           $   10.55          $ 10.30
                                                          ----------          ----------          ----------       ----------
                                                          ----------          ----------          ----------       ----------

TOTAL RETURN (a)                                              25.19%             (20.36%) (b)          11.26%            8.29% (b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets at end of period (in thousands)           $   7,686           $   5,575           $   5,780        $   4,346
Ratios to average net assets:
     Expenses**                                                1.50%               1.50% (c)           1.50%            1.50% (c)
     Net investment income                                    12.11%              10.38% (c)           8.27%            8.04% (c)
PORTFOIIO TURNOVER RATE                                          71%                100%                 53%              96%


*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)   Not annualized.
(c)   Annualized.
(d)   Initital offering price.








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANICAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                             DJG VALUE EQUITY FUND


                                                                                                      FOR THE PERIOD
                                                         FOR THE YEAR        FOR THE NINE             APRIL 11, 1997*
                                                             ENDED           MONTHS ENDED                 THROUGH
                                                        DECEMBER 31, 1999    DECEMBER 31, 1998        MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINING OF PERIOD                            $  11.91            $  14.94            $  10.00 (d)
                                                                 ---------           ---------           ---------

       Net investment income                                         0.02                0.05                0.02
       Net realized and unrealized gains (loss)                      2.76               (2.16)               4.92
                                                                 ---------           ---------           ---------
          Total income (loss) from investment operations             2.78               (2.11)               4.94
                                                                 ---------           ---------           ---------

  LESS DIVIDENDS AND DISTRIBUTIONS FROM:
       Net investment income                                        (0.02)              (0.03)                --
       Net realized  gains                                          (0.37)              (0.89)                --
                                                                 ---------           ---------           ---------
           Total dividends and distributions                        (0.39)              (0.92)                --
                                                                 ---------           ---------           ---------

           Net change in net asset value per share                   2.39               (3.03)               4.94
                                                                 ---------           ---------           ---------


  NET ASSET VALUE, END OF PERIOD                                 $  14.30            $  11.91            $  14.94
                                                                 ---------           ---------           ---------
                                                                 ---------           ---------           ---------

  TOTAL RETURN (a)                                                  23.37%             (14.75%)(b)          49.40% (b)

  RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in thousands)                $  4,352            $  2,164            $  2,018
  Ratios to average net assets:
       Expenses**                                                    1.25%               1.25% (c)           1.25% (c)
       Net investment income                                         0.28%               0.29% (c)           0.16% (c)
  PORTFOIIO TURNOVER RATE                                              39%                 21%                 33%

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)   Not annualized.
(c)   Annualized.
(d)   Initital offering price.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANICAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                            VIF - U.S. SMALL CAP FUND

                                                              FOR THE YEAR              FOR THE NINE             FOR THE PERIOD
                                                                 ENDED                  MONTHS ENDED        APRIL 11, 1997* THROUGH
                                                           DECEMBER 31, 1999         DECEMBER 31, 1998           MARCH 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD                       $      11.34            $      14.14               $      10.00  (d)
                                                             ------------            ------------               ------------

       Net investment loss                                          (0.15)                  (0.08)                     (0.08)
       Net realized and unrealized gains (loss)                      6.27                   (1.50)                      4.22
                                                             ------------            ------------               ------------
         Total income (loss) from investment operations              6.12                   (1.58)                      4.14
                                                             ------------            ------------               ------------

  LESS DIVIDENDS AND DISTRIBUTIONS FROM:
       Net investment income                                         --                      --                         --
       Net realized gains                                           (0.26)                  (1.22)                      --
                                                             ------------            ------------               ------------
         Total dividends and distributions                          (0.26)                  (1.22)                      --
                                                             ------------            ------------               ------------

         Net change in net asset value per share                     5.86                   (2.80)                      4.14
                                                             ------------            ------------               ------------
  NET ASSET VALUE, END OF PERIOD                             $      17.20            $      11.34               $      14.14
                                                             ------------            ------------               ------------
                                                             ------------            ------------               ------------

  TOTAL RETURN (a)                                                  54.00%                (11.95%)(b)                  41.40% (b)

  RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in thousands)            $      1,926            $      1,218                  $   1,394
  Ratios to average net assets:
       Expenses**                                                    1.50%                   1.50%(c)                   1.50% (c)
       Net investment loss                                         (1.19%)                 (0.92%)(c)                  (0.74%)(c)
  PORTFOLIO TURNOVER RATE                                              31%                     39%                        51%

*   Commencement of operations.
** During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initial offering price.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                             VIF - TOTAL RETURN FUND


                                                             FOR THE YEAR              FOR THE PERIOD
                                                                 ENDED              JUNE 30, 1998* THROUGH
                                                           DECEMBER 31, 1999          DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.17                 $      10.00 (d)
                                                             ------------                 ------------

       Net investment income                                         0.74                         0.25
       Net realized and unrealized loss                            (0.97)                       (0.08)
                                                             ------------                 ------------
         Total income (loss) from investment operations            (0.23)                         0.17
                                                             ------------                 ------------
  LESS DIVIDENDS AND DISTRIBUTIONS FROM:
       Net investment income                                       (0.34)                         --
       Net realized gains                                          (0.02)                         --
                                                             ------------                 ------------
         Total dividends and distributions                         (0.36)                         --
                                                             ------------                 ------------
         Net change in net asset value per share                   (0.59)                         0.17
                                                             ------------                 ------------

  NET ASSET VALUE, END OF PERIOD                             $       9.58                 $      10.17
                                                             ------------                 ------------
                                                             ------------                 ------------

  TOTAL RETURN (a)                                                (2.18%)                        1.70% (b)

  RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in thousands)            $       818                  $      1,001
  Ratios to average net assets:
       Expenses**                                                  0.80%                         0.80% (c)
       Net investment income                                       5.48%                         5.35% (c)
  PORTFOLIO TURNOVER RATE                                            81%                           58%


*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initial offering price.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                      VIF - U.S. GOVERNMENT SECURITIES FUND


                                                              FOR THE PERIOD              FOR THE PERIOD
                                                          APRIL 1, 1999 THROUGH      AUGUST 24, 1998* THROUGH
                                                           DECEMBER 31, 1999**          SEPTEMBER 25, 1998
--------------------------------------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.00                 $      10.00 (d)
                                                             ------------                 ------------
       Net investment income                                         0.34                         --
       Net realized and unrealized gains (loss)                    (0.40)                        0.23
                                                             ------------                 ------------
         Total income (loss) from investment operations            (0.06)                        0.23
                                                             ------------                 ------------
  LESS DIVIDENDS AND DISTRIBUTIONS FROM:
       Net investment income                                         --                           --
       Excess of net investment income                               --                           --
       Net realized gains                                            --                           --
                                                             ------------                 ------------
         Total dividends and distributions                           --                           --
                                                             ------------                 ------------

         Net change in net asset value per share                   (0.06)                        0.23
                                                             ------------                 ------------

  NET ASSET VALUE, END OF PERIOD                             $       9.94                 $     10.23
                                                             ------------                 ------------
                                                             ------------                 ------------

  TOTAL RETURN (a)                                                (0.60%) (b)                    2.30% (b)

  RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in thousands)             $    17,332                 $       --
  Ratios to average net assets:
       Expenses***                                                  0.60% (c)                   0.60% (c)
       Net investment income                                        5.08% (c)                   4.04% (c)
  PORTFOLIO TURNOVER RATE                                            130%                        107%

*   Commencement of operations.
**  The OFFIT VIF - U.S. Government Fund commenced operations on
    August 24, 1998. The last remaining outstanding shares were redeemeded on September 25, 1998. The Fund recommenced operations on April 1, 1999, at an NAV of $10.00.
*** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been higher.
(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b)  Not annualized.
(c)  Annualized.
(d)  Initial offering price.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The OFFIT Variable Insurance Fund, Inc. (the "Company", formerly The OFFITBANK Variable Insurance Fund, Inc.) was incorporated in Maryland on July 1, 1994. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of nine separately managed funds, of which six, OFFIT VIF-High Yield Fund (VIF-High Yield Fund), OFFIT VIF-Emerging Markets Fund (VIF-Emerging Markets Fund), DJG Value Equity Fund, OFFIT VIF-U.S. Small Cap Fund (VIF-U.S. Small Cap Fund), OFFIT VIF-Total Return Fund (VIF-Total Return Fund) and OFFIT VIF-U.S. Government Securities Fund (VIF-U.S. Government Securities Fund) (individually, a "Fund", and collectively, the "Funds") have commenced operations. The Funds have the following inception dates:

    VIF-High Yield Fund                         April 1, 1996
    VIF-Emerging Markets Fund                   August 28, 1996
    DJG Value Equity Fund                       April 11, 1997
    VIF-U.S. Small Cap Fund                     April 11, 1997
    VIF-Total Return Fund                       June 30, 1998
    VIF-U.S. Government Securities Fund         August 24, 1998

The VIF-High Yield Fund, VIF-Emerging Markets Fund, VIF-Total Return Fund and VIF-U.S. Government Securities Fund operate as non-diversified, open-end management investment companies. The DJG Value Equity Fund and VIF-U.S.
Small Cap Fund operate as diversified, open-end management investment companies.

The VIF-High Yield Fund seeks to provide investors with a high level of current income by investing primarily in high yield, high-risk corporate debt securities and sovereign debt obligations. The VIF-Emerging Markets Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. The DJG Value Equity Fund seeks to achieve its objectives of long-term appreciation and preservation of capital by researching and investing in equity securities priced at a discount to their intrinsic values. The VIF-U.S. Small Cap Fund invests primarily in a diversified portfolio of securities of smaller companies located in the United States to achieve its investment objective of capital appreciation. The VIF-Total Return Fund invests primarily in a portfolio of fixed income securities of varying maturities. The VIF-U.S. Government Securities Fund objective is to seek current income consistent with preservation of capital.

OFFITBANK serves as the VIF-High Yield, VIF-Emerging Markets, VIF-U.S. Small Cap, VIF-Total Return and VIF-U.S. Government Funds' investment adviser. David
J. Greene and Company serves as the DJG Value Equity Fund's investment adviser. Rockefeller & Company, Inc. serves as the sub-adviser for the VIF-U.S. Small Cap Fund. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides administrative, fund accounting, transfer and dividend disbursing agent services for the Funds. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Funds' shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on quoted bid prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates market value, and, if applicable, adjusted for foreign exchange translation. Securities for which market

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities may be valued by independent pricing services, approved by the Company's Board of Directors, which use prices provided by market-makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME:

The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

EXPENSES:

The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Company expenses are allocated among the Company's respective portfolios based on relative net assets.

ORGANIZATIONAL EXPENSES:

Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning with each of the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the VIF-High Yield Fund's net investment income, if any, are declared daily and paid monthly. Dividends from the VIF-Emerging Markets Fund's net investment income, if any, are declared daily and paid quarterly. Dividends from the DJG Value Equity, VIF-U.S. Small Cap, VIF-Total Return and VIF-U.S. Government Securities Funds' net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

As of December 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                     Accumulated            Accumulated
                                    Undistributed          Net Realized
                                    Net Investment        Gain/(loss) on
                                        Income              Investments
                                        ------              -----------
VIF-High Yield Fund                    $ 188,814            $ (179,766)
VIF-Emerging Markets Fund                  9,797                      -
DJG Value Equity Fund                      1,870                      -
VIF-U.S. Small Cap Fund                   16,580               (13,318)
VIF-Total Return Fund                      8,554                      -

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES:

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

Capital and currency losses incurred within the Funds' fiscal year but after October 31 are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer capital losses as follows:


                                                     Capital Loss
                                                       Deferred
                                                   ------------------
VIF-High Yield Fund                                   $  8,173
VIF-U.S. Government Securities Fund                      2,788


For federal income tax purposes, the following Funds have capital loss carry-forwards:

                                   VIF-High               VIF-Emerging                VIF-Total              VIF-U.S. Government
Date of Expiration:               Yield Fund              Markets Fund               Return Fund               Securities Fund
-------------------          -----------------        ------------------        -----------------         -------------------------
2006.....................          $       -              $  1,212,169               $        -               $         -
2007.....................             46,350                         -                   26,641                   121,217
                             -----------------        ------------------        -----------------         ---------------------
Total.....................         $  46,350              $  1,212,169               $   26,641               $   121,217
                             -----------------        ------------------        -----------------         ---------------------
                             -----------------        ------------------        -----------------         ---------------------

Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of each amount.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations. Such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates.

REPURCHASE AGREEMENTS:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at no less than the repurchase price.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

DERIVATIVE INSTRUMENTS:

The Funds may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Funds enter into such contracts for the purposes of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings and transactions.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. A Fund bears the market risk, which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the related amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1999 are recorded for financial reporting purposes as unrealized gains and losses by the Funds.

At December 31, 1999, there were no outstanding forward currency contracts for the VIF-Emerging Markets, DJG Value Equity, VIF-U.S. Small Cap Fund, VIF-Total Return and VIF-U.S. Government Securities Funds. The table below indicates the VIF-High Yield Fund's outstanding forward currency contract positions at December 31, 1999:

                                                                         VALUE ON            VALUE AT
                                   CONTRACT           MATURITY         ORIGINATION         DECEMBER 31,           UNREALIZED
                CURRENCY            AMOUNTS             DATE               DATE                1999              APPRECIATION
             ---------------    ----------------    -------------    -----------------    ----------------    --------------------
   Sell           DEM              (522,000)          02/09/00          $(278,945)          $(269,712)              $9,233
   Sell           EUR              (502,000)          02/09/00           (524,545)            (507,204)             17,341
   Sell           FRF             (7,743,000)         02/09/00         (1,233,885)          (1,192,846)             41,039
                                                                                                              --------------------
                                                                                                              --------------------

Net unrealized appreciation on forward positions..........................................................          $67,613
                                                                                                              --------------------
                                                                                                              --------------------
Currency Abbreviations:
DEM - German Deutsche Mark
EUR - European Currency Unit
FRF - French Franc

Certain of the Funds may also invest in indexed securities whose value is linked directly to changes in foreign currencies, interest rates and other financial indices. Indexed securities may be more volatile than the underlying instrument but the risk of loss is limited to the amount of the original investment.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

The Company has entered into investment advisory agreements (the "Investment Advisory Agreements") with OFFITBANK (the "Adviser"). Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of: 0.85% of the first $200 million of average daily net assets for the VIF-High Yield Fund and 0.75% of average daily net assets in excess of $200 million; 0.90% of the first $200 million of average daily net assets for the VIF-Emerging Markets Fund and 0.80% of average daily net assets in excess of $200 million; 1.00% of average daily net assets for the VIF-U.S. Small Cap Fund; 0.80% of average daily net assets for the VIF-Total Return Fund; 0.35% of average daily net assets for the VIF-U.S. Government Securities Fund. Rockefeller & Company, Inc. serves as sub-adviser for the VIF-U.S. Small Cap Fund and is entitled to a fee from the Adviser that is calculated daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets. Pursuant to the terms of its Investment Advisory Agreement, David J. Greene and Company is entitled to a fee that is calculated daily and payable monthly at the annual rate of 0.80% of the average daily net assets of the DJG Value Equity Fund.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                      FUND ACCOUNTING FEE (CONTINUED)
                                      ------------------------------

                         VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                               FUND                    SECURITIES FUND
                      -----------------------    ----------------------------
GROSS FEE                    $15,000                       $11,250
WAIVER                        (15,000)                     (11,250)
                      -----------------------    ----------------------------
NET FEE                        $ 0                           $ 0
                      -----------------------    ----------------------------
                      -----------------------    ----------------------------

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees.

                                        TRANSFER AGENT FEE
                                        ------------------

                     VIF-HIGH YIELD             VIF-EMERGING MARKETS          DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                        FUND                            FUND                         FUND                        FUND
                 -----------------------    ----------------------------    ----------------------    -------------------------
GROSS FEE               $18,000                       $18,000                      $18,000                    $18,000
WAIVER                   (7,967)                       (8,228)                      (8,484)                    (8,478)
                 -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                 $10,033                       $9,772                       $9,516                      $9,522
                 -----------------------    ----------------------------    ----------------------    -------------------------
                 -----------------------    ----------------------------    ----------------------    -------------------------

                    VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                          FUND                    SECURITIES FUND
                 -----------------------    ----------------------------
GROSS FEE               $18,000                       $13,500
WAIVER                   (8,499)                       (6,493)
                 -----------------------    ----------------------------
NET FEE                  $9,501                       $7,007
                 -----------------------    ----------------------------
                 -----------------------    ----------------------------

The Company has entered into a distribution agreement (the "Distribution Agreement') with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Company, agrees to use its best efforts as sole distributor of the Company's shares. The Distribution Agreement provides that the Company will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. There is no fee payable under the Distribution Agreement.

OFFITBANK and David J. Greene and Company have voluntarily agreed to limit the expense ratios for the Funds at 1.15%, 1.50%, 1.25%, 1.50%, 0.80% and 0.60% for
the VIF-High Yield Fund, VIF-Emerging Markets Fund, DJG Value Equity Fund, VIF-U.S. Small Cap Fund, VIF-Total Return and VIF U.S. Government Securities Fund, respectively. In order to maintain these ratios, for the period ended December 31, 1999, the Adviser and David J. Greene and Company have waived all or a portion of their advisory fee and have also agreed to reimburse the VIF-Emerging Markets, DJG Value Equity Fund, VIF-U.S. Small Cap Fund and VIF-Total Return Fund. For expenses in the amounts of $814, $5,136, $26,107 and $36,445, respectively.

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended December 31, 1999, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) were as follows:

                                                        Common Stocks
                                                      and Corporate Bonds                    U.S. Government Obligations
                                                      -------------------                    ---------------------------
                                                    Purchases           Sales                Purchases                   Sales
                                                    ---------           -----                ---------                   -----
VIF-High Yield Fund                                $17,571,547        $8,453,174             $        -             $         -
VIF-Emerging Markets Fund                            5,919,514         4,218,287                      -                       -
DJG Value Equity Fund                                2,720,091          948,614                       -                       -
VIF-U.S. Small Cap Fund                                585,658           413,904                      -                       -
VIF-Total Return Fund                                  127,842           110,000                648,808                 696,711
VIF-U.S. Government Securities Fund                          -                 -             38,026,825              20,439,325

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                    ADVISORY FEE
                                                    ------------

                     VIF-HIGH YIELD             VIF-EMERGING MARKETS           DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                         FUND                          FUND                          FUND                        FUND
                 -----------------------    ----------------------------    ----------------------    -------------------------
GROSS FEE               $398,179                       $54,643                    $ 25,095                    $13,907
 WAIVER                 (101,824)                      (34,823)                     (22,104)                   (13,886)
                 -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                 $296,355                       $19,820                     $ 2,991                      $ 21
                 -----------------------    ----------------------------    ----------------------    -------------------------
                 -----------------------    ----------------------------    ----------------------    -------------------------

                    VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                          FUND                    SECURITIES FUND
                 -----------------------    ----------------------------
GROSS FEE                $8,555                       $41,092
WAIVER                   (8,555)                       (29,604)
                 -----------------------    ----------------------------
NET FEE                   $ 0                        $ 11,488
                 -----------------------    ----------------------------
                 -----------------------    ----------------------------

PFPC provides the Company with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Company's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Company pays PFPC a monthly fee for its services at an annual rate of 0.125% of each Portfolio's first $300 million in average daily net assets; 0.11% of each Portfolio's next $300 million in average daily net assets; 0.08% of each Portfolio's next $300 million in average daily net assets; 0.05% of each Portfolio's next $300 million in average daily net assets; and 0.0275% of each Portfolio's average daily net assets in excess of $1.2 billion. PFPC waived all of its fee for Portfolios with less than $20 million in average daily net assets.

                                        ADMINISTRATION FEE
                                        ------------------

                     VIF-HIGH YIELD             VIF-EMERGING MARKETS            DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                         FUND                          FUND                          FUND                        FUND
                 -----------------------    ----------------------------    ----------------------    -------------------------
GROSS FEE               $58,556                       $7,589                       $3,921                      $1,738
WAIVER                   (14,085)                      (7,589)                      (3,921)                    (1,738)
                 -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                 $44,471                         $ 0                          $ 0                        $ 0
                 -----------------------    ----------------------------    ----------------------    -------------------------
                 -----------------------    ----------------------------    ----------------------    -------------------------


                    VIF-TOTAL RETURN            VIF-U.S. GOVERNMENT
                          FUND                    SECURITIES FUND
                 -----------------------    ----------------------------
GROSS FEE                $1,337                       $14,676
WAIVER                   (1,337)                     (14,676)
                 -----------------------    ----------------------------
NET FEE                   $ 0                           $ 0
                 -----------------------    ----------------------------
                 -----------------------    ----------------------------

PFPC provides the Funds with fund accounting and related services pursuant to a fund accounting agreement with the Company. For these services PFPC is entitled a fee of $1,250 per month per Fund plus out of pocket expenses. PFPC waived all of its fee for Portfolios with less than $30 million in average daily net assets.

                                       FUND ACCOUNTING FEE
                                       -------------------

                     VIF-HIGH YIELD             VIF-EMERGING MARKETS            DJG VALUE EQUITY           VIF-U.S. SMALL CAP
                         FUND                          FUND                          FUND                        FUND
                 -----------------------    ----------------------------    ----------------------    -------------------------
GROSS FEE               $15,000                     $15,000                      $15,000                    $15,000
WAIVER                        0                     (15,000)                     (15,000)                    (15,000)
                 -----------------------    ----------------------------    ----------------------    -------------------------
NET FEE                 $15,000                     $     0                     $     0                      $     0
                 -----------------------    ----------------------------    ----------------------    -------------------------
                 -----------------------    ----------------------------    ----------------------    -------------------------

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Company to issue nine billion shares (par value $0.001). Transactions in shares of common stock for the periods ended December 31, 1999 and 1998, respectively, were as follows:

                                                                       VIF-HIGH YIELD FUND
                                         ---------------------------------------------------------------------------------
                                                      YEAR ENDED                                 PERIOD ENDED
                                                   DECEMBER 31, 1999                          DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued......................              608,313            $6,179,148            1,687,147           $18,295,737
Shares reinvested ................               412,444             4,093,318              282,185             2,989,391
Shares redeemed..................               (208,809)           (2,106,815)            (585,179)           (6,275,630)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................            811,948            $8,165,651            1,384,153           $15,009,498
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                    VIF-EMERGING MARKETS FUND
                                         ---------------------------------------------------------------------------------
                                                      YEAR ENDED                                 PERIOD ENDED
                                                   DECEMBER 31, 1999                          DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................             88,509            $  740,901              380,449            $3,688,615
Shares reinvested ...................             91,978               733,292               80,312               673,517
Shares redeemed......................             (5,477)              (41,702)            (275,382)           (2,351,293)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................            175,010            $1,432,491              185,379            $2,010,839
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                      DJG VALUE EQUITY FUND
                                         ---------------------------------------------------------------------------------
                                                      YEAR ENDED                                 PERIOD ENDED
                                                   DECEMBER 31, 1999                          DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................            116,368            $1,682,025               38,461              $390,383
Shares reinvested ...................              8,148               116,520                9,350               123,977
Shares redeemed......................             (1,949)              (25,846)              (1,204)              (15,213)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................            122,567            $1,772,699               46,607              $499,147
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                                                                     VIF-U.S. SMALL CAP FUND
                                         ---------------------------------------------------------------------------------
                                                      YEAR ENDED                                 PERIOD ENDED
                                                   DECEMBER 31, 1999                          DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................              3,857               $48,966                    -              $      -
Shares reinvested ...................              1,688                29,037                9,627               119,956
Shares redeemed......................             (1,017)              (12,848)                (822)               (9,616)
                                         ----------------     -----------------      ---------------      ----------------
Net increase.........................              4,528               $65,155                8,805              $110,340
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

                     THE OFFIT VARIABLE INSURANCE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------

                                                                      VIF-TOTAL RETURN FUND
                                         ---------------------------------------------------------------------------------
                                                      YEAR ENDED                                 PERIOD ENDED
                                                   DECEMBER 31, 1999                          DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................            125,104            $1,253,500              103,416            $1,034,053
Shares reinvested....................              3,164                30,251                    -                     -
Shares redeemed......................           (141,275)           (1,411,140)              (5,034)              (50,510)
                                         ----------------     -----------------      ---------------      ----------------
Net increase (decrease)..............            (13,007)           $ (127,389)              98,382              $983,543
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------


                                                               VIF-U.S. GOVERNMENT SECURITIES FUND
                                         ---------------------------------------------------------------------------------
                                                     PERIOD ENDED                                PERIOD ENDED
                                                   DECEMBER 31, 1999                          DECEMBER 31, 1998
                                         --------------------------------------      -------------------------------------
                                             SHARES                AMOUNT                SHARES               AMOUNT
                                         ----------------     -----------------      ---------------      ----------------
Shares issued........................          1,758,987           $17,553,952               14,826              $149,895
Shares redeemed......................            (15,757)             (156,518)             (14,826)             (151,701)
                                         ----------------     -----------------      ---------------      ----------------

Net increase (decrease)..............          1,743,230           $17,397,434                    0               ($1,806)
                                         ----------------     -----------------      ---------------      ----------------
                                         ----------------     -----------------      ---------------      ----------------

NOTE 6 -- OTHER MATTERS

The VIF-High Yield Fund and the VIF-Emerging Markets Fund invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Shareholders of
The OFFIT Variable Insurance Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of OFFIT VIF-High Yield Fund, OFFIT VIF-Emerging Markets Fund, DJG Value Equity Fund, OFFIT VIF-U.S. Small Cap Fund, OFFIT VIF-Total Return Fund and OFFIT VIF-U.S. Government Securities Fund, (collectively, the "Funds," each constituting a portfolio of The OFFIT Variable Insurance Fund, Inc., formerly The OFFITBANK Variable Insurance Fund, Inc.) at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 2000

                                      THE OFFIT VARIABLE INSURANCE FUND, INC.

--------------------------------------------------------------------------------

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

On December 16, 1999, the Board of Directors of the Company elected Ernst & Young LLP as the independent accountants for the Company for the year ending December 31, 2000, replacing PricewaterhouseCoopers LLP. The Audit Committee did not take any separate action on this matter.

PricewaterhouseCoopers LLP's reports on the Company's financial statements for the years ended December 31, 1998 and 1997 did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years ended December 31, 1998 and 1997, and through December 16, 1999, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years.

REPORT OF SHAREHOLDERS MEETING (UNAUDITED)

The Company held a special meeting of Shareholders on July 30, 1999. The three matters voted upon by Shareholders and the resulting votes for each matter were as follows:

1. Approval of a new advisory agreement between OFFITBANK (the "Adviser") and the Company on behalf of each Fund:

                                                                  Voting Results*
                                                     -------------------------------------------
                                                                     Against/
                                                         For         Withheld       Abstained
                                                         ---         --------       ---------
      VIF-High Yield                                       4,863        -               -
      VIF-Emerging Markets Fund                              773        -               -
      VIF-U.S. Small Cap Fund                                111        -               -
      VIF Total Return Fund                                  122        -               -
      VIF-U.S. Government Securities Fund                  1,663        -               -

2. Approval of a new sub-advisory agreement with respect to the OFFIT VIF-U.S. Small Cap Fund between the Fund and Rockefeller & Co.:

                                                                  Voting Results*
                                                     -------------------------------------------
                                                                     Against/
                                                         For         Withheld       Abstained
                                                         ---         --------       ---------
      VIF U.S. Small Cap Fund                            111            -              -

3.       Election of the following Director:

                                                                  Voting Results*
                                                     -------------------------------------------
                                                                     Against/
                                                         For         Withheld       Abstained
                                                         ---         --------       ---------
      Stephen M. Peck                                   7,532           -              -

         * In thousands of shares.

                     THE OFFIT VARIABLE INSURANCE FUND, INC.

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS                                INVESTMENT ADVISER - DJG VALUE EQUITY FUND
                                                      David J. Greene & Company
Dr. Wallace Mathai-Davis                              599 Lexington Avenue
CHAIRMAN OF THE BOARD, PRESIDENT AND DIRECTOR         New York,  New York  10022

Edward J. Landau                                      INVESTMENT ADVISER - ALL OTHER VIF FUNDS
DIRECTOR                                              OFFITBANK
                                                      520 Madison Avenue
The Very Reverend                                     New York, New York   10022-4213
James Parks Morton
DIRECTOR                                              INVESTMENT SUB-ADVISER -VIF- U.S. SMALL CAP FUND
                                                      Rockefeller & Company, Inc.
Stephen M. Peck                                       30 Rockefeller Plaza
DIRECTOR                                              New York, New York  10112

Stephen Brent Wells                                   DISTRIBUTOR
SECRETARY                                             OFFIT Funds Distributor, Inc.
                                                      Four Falls Corporate Center, 6th Floor
Vincent M. Rella                                      West Conshohocken, PA  19428-2961
TREASURER
                                                      ADMINISTRATOR
Michael S. Kagan                                      PFPC Inc.
ASSISTANT TREASURER                                   103 Bellevue Parkway
                                                      Wilmington,  DE 19809
David D. Marky
ASSISTANT TREASURER                                   TRANSFER AND DIVIDEND DISBURSING AGENT
                                                      PFPC Inc.
David C. Lebisky                                      400 Bellevue Parkway
ASSISTANT SECRETARY                                   Wilmington, DE 19809

Gary M. Gardner                                       CUSTODIAN
ASSISTANT SECRETARY                                   The Bank of New York
                                                      90 Washington Street, 11th Floor
                                                      New York, New York  10286

                                                      LEGAL COUNSEL
                                                      Kramer, Levin, Naftalis & Frankel
                                                      919 Third Avenue
                                                      New York, New York  10022

                                                      INDEPENDENT ACCOUNTANTS
                                                      PricewaterhouseCoopers LLP
                                                      1177 Avenue of the Americas
                                                      New York,  New York  10036

This report is submitted for the information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which includes information regarding the Funds' objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.



                     THE OFFIT VARIABLE INSURANCE FUND, INC.
              400 BELLEVUE PARKWAY, SUITE 108, WILMINGTON, DE 19809
                                 (800) 618-9510